                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-04323

                          IXIS Advisor Funds Trust I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              399 Boylston Street, Boston, Massachusetts   02116
--------------------------------------------------------------------------------
            (Address of principal executive offices)     (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM I SCHEDULE OF INVESTMENTS

         CGM ADVISOR TARGETED EQUITY FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

  Shares    Description                                             Value (+)
----------- ----------------------------------------------------- ------------
Common Stocks -- 99.3% of Net Assets

            Aerospace & Defense -- 10.0%
    475,000 Boeing Co. (The)(a)                                   $ 37,453,750
    557,100 United Technologies Corp.                               35,292,285
                                                                  ------------
                                                                    72,746,035
                                                                  ------------
            Auto Manufacturers -- 5.7%
    385,000 Toyota Motor Corp., ADR(a)                              41,926,500
                                                                  ------------
            Biotechnology -- 4.9%
    430,000 Genentech, Inc.(b)                                      35,561,000
                                                                  ------------
            Computers -- 5.3%
  1,050,000 Hewlett-Packard Co.                                     38,524,500
                                                                  ------------
            Cosmetics & Personal Care -- 5.6%
    660,000 Procter & Gamble Co.                                    40,906,800
                                                                  ------------
            Diversified Financial Services -- 11.7%
    280,000 JPMorgan Chase & Co.                                    13,148,800
    500,000 Merrill Lynch & Co., Inc.                               39,110,000
    450,000 Morgan Stanley                                          32,809,500
                                                                  ------------
                                                                    85,068,300
                                                                  ------------
            Insurance -- 3.6%
    400,000 American International Group, Inc.                      26,504,000
                                                                  ------------
            Mining -- 3.0%
    116,700 Rio Tinto PLC, ADR(a)                                   22,129,821
                                                                  ------------
            Oil & Gas -- 4.1%
    400,000 Eni SpA, ADR                                            23,804,000
     75,000 Petroleo Brasileiro S.A., ADR                            6,287,250
                                                                  ------------
                                                                    30,091,250
                                                                  ------------
            Oil & Gas Services -- 6.8%
    800,000 Schlumberger Ltd.                                       49,624,000
                                                                  ------------
            Pharmaceuticals -- 7.6%
    250,000 Novartis AG, ADR                                        14,610,000
    150,000 Sanofi-Aventis, ADR                                      6,670,500
    665,000 Wyeth                                                   33,808,600
                                                                  ------------
                                                                    55,089,100
                                                                  ------------
            Restaurants -- 2.7%
    510,000 McDonald's Corp.                                        19,951,200
                                                                  ------------
            Retail -- 13.8%
  1,310,000 CVS Corp.                                               42,077,200
    400,000 J.C. Penney Co., Inc.                                   27,356,000
    700,000 Walgreen Co.(a)                                         31,073,000
                                                                  ------------
                                                                   100,506,200
                                                                  ------------
            Telecommunications -- 5.6%
  1,260,000 AT&T, Inc.                                              41,025,600
                                                                  ------------
            Tobacco -- 6.0%
    568,000 Altria Group, Inc.                                      43,480,400
                                                                  ------------

            Transportation -- 2.9%
    240,000 Union Pacific Corp.(a)                                  21,120,000
                                                                  ------------
            Total Common Stocks
            (Identified Cost $665,736,140)                         724,254,706
                                                                  ------------

 Principal
  Amount/
  Shares
 ---------
Short-Term Investments -- 3.9%
$25,005,000 American Express Credit Corp., 5.000%, due 10/02/2006   25,005,000
  3,991,587 State Street Securities Lending Quality Trust(c)         3,991,587
                                                                  ------------
            Total Short-Term Investments
            (Identified Cost $28,996,587)                           28,996,587
                                                                  ------------
            Total Investments -- 103.2%
            (Identified Cost $694,732,727)(d)                      753,251,293
            Other assets less liabilities--(3.2)%                  (23,707,075)
                                                                  ------------
            Total Net Assets -- 100%                              $729,544,218
                                                                  ============

Investments as of September 30, 2006 (Unaudited)

 + Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) All or a portion of this security was on loan to brokers at September 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2006 were $3,893,290 and $3,991,587.

(b) Non-income producing security.

(c) Represents investment of securities lending collateral.

Investments as of September 30, 2006 (Unaudited)

(d) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

    At September 30, 2006, the net unrealized appreciation on investments based on cost of $694,732,727 for federal income tax purposes was as follows:


       Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost:                                             $65,026,252

       Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value.:                                           (6,507,686)
                                                             -----------
       Net unrealized appreciation:                          $58,518,566
                                                             ===========

    At December 31, 2005, the Fund had a capital loss carryover of approximately $55,280,538 which expires on December 31, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

                       HOLDINGS AT SEPTEMBER 30, 2006 AS

                          A PERCENTAGE OF NET ASSETS

                      Retail                         13.8%

                      Diversified Financial Services 11.7

                      Aerospace & Defense            10.0

                      Pharmaceuticals                 7.6

                      Oil & Gas Services              6.8

                      Tobacco                         6.0

                      Auto Manufacturers              5.7

                      Cosmetic & Personal Care        5.6

                      Telecommunications              5.6

                      Computers                       5.3

                      Biotechnology                   4.9

                      Oil & Gas                       4.1

                      Insurance                       3.6

                      Mining                          3.0

                      Transportation                  2.9

                      Restaurants                     2.7

           HANSBERGER INTERNATIONAL FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

    Shares   Description                                          Value (+)
   --------- --------------------------------------------------- -----------
   Common Stocks -- 98.5% of Net Assets

             Australia -- 1.9%
     142,188 Computershare, Ltd.                                 $   816,054
      65,778 Westpac Banking Corp.                                 1,112,475
      39,217 Woodside Petroleum, Ltd.(c)                           1,146,495
                                                                 -----------
                                                                   3,075,024
                                                                 -----------
             Austria -- 0.6%
      16,167 Erste Bank Der Oesterreichischen Sparkassen AG        1,005,792
                                                                 -----------
             Belgium -- 0.6%
      17,036 InBev NV                                                938,337
                                                                 -----------
             Brazil -- 2.1%
      16,400 Aracruz Celulose SA, ADR(c)                             816,228
      20,400 Cia Energetica de Minas Gerais, Sponsored ADR(c)        800,700
      46,800 Cia Vale do Rio Doce, Sponsored ADR                     866,268
       9,560 Petroleo Brasileiro SA, ADR                             801,415
                                                                 -----------
                                                                   3,284,611
                                                                 -----------
             Canada -- 3.5%
      19,400 Alcan, Inc.                                             773,478
      20,921 Cameco Corp.(c)                                         765,081
      69,416 Celestica, Inc.(a)(c)                                   745,528
      18,400 IGM Financial, Inc.                                     774,520
      44,900 Manulife Financial Corp.(c)                           1,448,474
      13,805 Suncor Energy, Inc.                                     994,650
                                                                 -----------
                                                                   5,501,731
                                                                 -----------
             China -- 1.8%
   1,768,000 China Petroleum & Chemical Corp., Class H             1,091,363
     348,000 Foxconn International Holdings, Ltd.(a)               1,074,841
   1,050,000 Yanzhou Coal Mining Co., Ltd., Series H                 717,804
                                                                 -----------
                                                                   2,884,008
                                                                 -----------
             Denmark -- 0.7%
      41,600 Vestas Wind Systems A/S(a)(c)                         1,108,162
                                                                 -----------
             Finland -- 1.1%
      36,480 Nokia Oyj                                               718,613
      55,680 Nokian Renkaat OYJ(c)                                 1,000,586
                                                                 -----------
                                                                   1,719,199
                                                                 -----------
             France -- 10.2%
      29,920 Axa(c)                                                1,102,522
      11,830 BNP Paribas(c)                                        1,271,317
      26,780 Carrefour SA(c)                                       1,690,074
      32,000 Credit Agricole SA(c)                                 1,403,056
       7,741 Essilor International SA(c)                             792,292
      50,700 France Telecom SA(c)                                  1,166,076
       7,965 LVMH Moet Hennessy Louis Vuitton SA(c)                  819,174
      18,030 Schneider Electric SA(c)                              2,007,986
      19,340 Suez SA(c)                                              849,759
      17,553 Technip SA                                            1,000,199
      18,560 Total SA(c)                                           1,217,355
      20,900 Total SA, Sponsored ADR                               1,378,146
      36,700 Vivendi(c)                                            1,321,724
                                                                 -----------
                                                                  16,019,680
                                                                 -----------
             Germany -- 5.0%
      34,300 Adidas AG                                             1,611,985
       4,926 Allianz AG                                              850,621
      22,000 Commerzbank AG                                          739,398
       7,410 E.ON AG                                                 878,746
       9,626 RWE AG(c)                                               886,721
      17,800 SAP AG, Sponsored ADR(c)                                881,100
      13,048 Siemens AG                                            1,135,330
       7,313 Wacker Chemie AG(a)                                     858,422
                                                                 -----------
                                                                   7,842,323
                                                                 -----------
             Greece -- 0.5%
      27,300 Folli - Follie SA                                       792,372
                                                                 -----------
             Hong Kong -- 2.6%
     280,000 Cosco Pacific, Ltd.                                     559,257
   2,204,410 Denway Motors, Ltd.                                     800,083
     181,400 Esprit Holdings, Ltd.                                 1,643,766
   1,193,730 Johnson Electric Holdings, Ltd.                       1,042,822
                                                                 -----------
                                                                   4,045,928
                                                                 -----------
             India -- 1.7%
      14,800 HDFC Bank, Ltd., ADR(c)                                 903,540
      22,900 Infosys Technologies, Ltd., Sponsored ADR(c)          1,093,017
      34,800 Patni Computer Systems, Ltd., ADR(c)                    663,288
                                                                 -----------
                                                                   2,659,845
                                                                 -----------
             Indonesia -- 0.2%
   1,590,000 PT Bank Mandiri                                         399,918
                                                                 -----------
             Ireland -- 0.5%
      52,857 Anglo Irish Bank Corp. PLC                              868,661
                                                                 -----------
             Israel -- 1.1%
      34,700 Check Point Software Technologies, Ltd.(a)              661,035
      32,900 Teva Pharmaceutical Industries, Ltd., Sponsored ADR   1,121,561
                                                                 -----------
                                                                   1,782,596
                                                                 -----------
             Italy -- 4.0%
      42,420 ENI SpA                                               1,260,440
      90,783 Saipem SpA(c)                                         1,973,760
     366,520 UniCredito Italiano SpA                               3,041,720
                                                                 -----------
                                                                   6,275,920
                                                                 -----------
             Japan -- 18.1%
      88,000 Ajinomoto Co., Inc., ADR                                947,815
     106,000 Bank of Yokohama, Ltd. (The)                            836,299
      24,300 Canon, Inc.                                           1,269,903
      53,000 Chugoku Bank, Ltd. (The)                                745,522
      43,900 Denso Corp.                                           1,545,432
      19,900 Ibiden Co., Ltd.                                      1,051,851
     216,000 Isuzu Motors, Ltd.(c)                                   708,719

Investments as of September 30, 2006 (Unaudited)

Shares  Description                                                               Value (+)
------  ------------------------------------------------------------------------ -----------
        Japan - continued
147,000 Joyo Bank, Ltd. (The)(c)                                                 $   872,323
 40,400 JS Group Corp.(c)                                                            845,738
    161 KDDI Corp.(c)                                                              1,005,037
 52,000 Marui Co., Ltd.(c)                                                           763,257
 20,500 Millea Holdings, Inc.                                                        746,590
 16,200 Nidec Corp.(c)                                                             1,221,943
  6,100 Nintendo Co., Ltd.(c)                                                      1,257,757
 76,400 Nissan Motor Co., Ltd.(c)                                                    855,450
 15,600 Nitto Denko Corp.(c)                                                         924,147
 49,000 Nomura Holdings, Inc.(c)                                                     862,656
  7,300 ORIX Corp.                                                                 2,016,946
230,000 Osaka Gas Co., Ltd.(c)                                                       802,578
 76,000 Sharp Corp.(c)                                                             1,304,242
 52,000 Shionogi & Co., Ltd.(c)                                                      956,234
  8,600 SMC Corp.                                                                  1,139,207
 61,000 Sumitomo Corp.(c)                                                            762,703
    123 Sumitomo Mitsui Financial Group, Inc.                                      1,291,606
 86,000 Sumitomo Trust & Banking Co., Ltd.(c)                                        902,047
 12,700 Takeda Pharmaceutical Co., Ltd.(c)                                           793,549
 48,300 THK Co., Ltd.(c)                                                           1,143,153
 16,900 Toyota Motor Corp.(c)                                                        919,642
                                                                                 -----------
                                                                                  28,492,346
                                                                                 -----------
        Mexico -- 1.5%
 27,000 Cemex SAB de CV, ADR(a)                                                      812,160
  6,400 Fomento Economico Mexicano, SA de CV, ADR                                    620,416
 26,476 Wal-Mart de Mexico SA de CV, ADR, Series V(c)                                898,860
                                                                                 -----------
                                                                                   2,331,436
                                                                                 -----------
        Netherlands -- 2.4%
 29,497 ABN AMRO Holding NV                                                          860,076
 28,328 ING Groep NV                                                               1,244,913
 24,700 Koninklijke (Royal) Philips Electronics NV, (New York Registered Shares)     864,747
 17,300 Royal Numico NV                                                              778,842
                                                                                 -----------
                                                                                   3,748,578
                                                                                 -----------
        Norway -- 0.5%
 50,400 Norske Skogindustrier ASA                                                    756,970
                                                                                 -----------
        Republic of Korea -- 1.7%
 10,300 Kookmin Bank, ADR                                                            803,709
  1,300 Samsung Electronics Co., Ltd.                                                911,389
  2,880 Samsung Electronics Co., Ltd., GDR, 144A                                   1,010,880
                                                                                 -----------
                                                                                   2,725,978
                                                                                 -----------
        Russia -- 0.9%
 36,400 Evraz Group SA, GDR, 144A                                                    857,220
  7,000 LUKOIL, ADR                                                                  528,500
                                                                                 -----------
                                                                                   1,385,720
                                                                                 -----------
        Singapore -- 2.1%
182,000 DBS Group Holdings, Ltd.                                                   2,196,910
114,000 Keppel Corp., Ltd.                                                         1,059,547
                                                                                 -----------
                                                                                   3,256,457
                                                                                 -----------
        South Africa -- 0.4%
 19,800 Sasol, Ltd.                                                                  650,794
                                                                                 -----------
        Spain -- 3.9%
 86,800 Banco Bilbao Vizcaya Argentaria SA(c)                                      2,007,259
125,396 Banco Santander Central Hispano SA(c)                                      1,980,322
122,554 Telefonica SA                                                              2,121,533
                                                                                 -----------
                                                                                   6,109,114
                                                                                 -----------
        Sweden -- 0.6%
 76,000 Eniro AB(c)                                                                  933,526
                                                                                 -----------
        Switzerland -- 9.6%
 12,400 Ciba Specialty Chemicals AG                                                  748,073
 30,342 Credit Suisse Group                                                        1,754,553
 14,830 Holcim, Ltd., ADR                                                          1,211,165
 14,580 Lonza Group AG                                                             1,009,190
  5,698 Nestle SA                                                                  1,985,456
 49,698 Novartis AG                                                                2,899,540
  8,480 Roche Holding AG                                                           1,465,064
 65,900 STMicroelectronics NV(c)                                                   1,138,972
  8,481 Syngenta AG(a)                                                             1,278,795
  6,913 Synthes, Inc.                                                                767,790
 14,320 UBS AG                                                                       856,002
                                                                                 -----------
                                                                                  15,114,600
                                                                                 -----------
        Taiwan -- 1.0%
430,590 Taiwan Semiconductor Manufacturing Co., Ltd.                                 777,153
 86,359 Taiwan Semiconductor Manufacturing Co., Ltd., ADR(c)                         829,047
                                                                                 -----------
                                                                                   1,606,200
                                                                                 -----------
        United Kingdom -- 17.7%
546,944 ARM Holdings PLC                                                           1,202,588
 17,000 AstraZeneca PLC                                                            1,061,793
112,318 Barclays PLC                                                               1,416,401
 98,311 BHP Billiton PLC                                                           1,694,010
239,424 British Sky Broadcasting Group PLC                                         2,444,759
 21,311 Carnival PLC                                                               1,018,711
153,728 Cattles PLC                                                                1,093,409
 35,858 GlaxoSmithKline PLC                                                          953,641
400,120 Hays PLC                                                                   1,082,652
 96,684 HBOS PLC                                                                   1,911,822
 65,200 HSBC Holdings PLC                                                          1,190,105
194,477 Kingfisher PLC                                                               893,434
141,000 Man Group PLC                                                              1,182,523
281,020 Old Mutual PLC                                                               880,841
119,147 Prudential PLC                                                             1,476,421
 22,315 Reckitt Benckiser PLC                                                        924,440
142,000 Reuters Group PLC                                                          1,153,224
 24,098 Royal Bank of Scotland Group PLC                                             829,167
384,270 Signet Group PLC                                                             799,505
243,833 Smith & Nephew PLC                                                         2,235,233
170,077 Tesco PLC                                                                  1,146,031

Investments as of September 30, 2006 (Unaudited)

  Shares    Description                                                                          Value (+)
----------- ---------------------------------------------------------------------------------- ------------
            United Kingdom - continued
    544,183 Vodafone Group PLC                                                                 $  1,243,017
                                                                                               ------------
                                                                                                 27,833,727
                                                                                               ------------
            Total Common Stocks
            (Identified Cost $126,242,109)                                                      155,149,553
                                                                                               ------------

  Shares/
 Principal
  Amount    Description
----------- ----------------------------------------------------------------------------------
Short-Term Investments -- 30.0% of Net Assets
 45,974,771 State Street Securities Lending Quality Trust(d)                                     45,974,771
$ 1,246,452 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated
            09/29/2006 at 3.450% to be repurchased at $1,246,810 on 10/02/2006, collateralized by $940,000 U.S. Treasury Note, 4.875% due 5/31/2011 valued at $982,467 and collateralized by $320,000 U.S. Treasury Note, 4.000% due 2/15/2014 valued at
            $311,248 (e)                                                                          1,246,452
                                                                                               ------------
            Total Short-Term Investments
            (Identified Cost $47,221,223)                                                        47,221,223
                                                                                               ------------
            Total Investments -- 128.5%
            (Identified Cost $173,463,332) (b)                                                  202,370,776

            Other assets less liabilities--(28.5)%                                              (44,865,046)
                                                                                               ------------
            Net Assets -- 100%                                                                 $157,505,730
                                                                                               ============

(+) Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. As of September 30, 2006, approximately 0.4% of the market value of the investments for the Hansberger International Fund were fair valued pursuant to procedures approved by the Board of Trustees.

Investments as of September 30, 2006 (Unaudited)

       In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have in the Fund's financial statement disclosures.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)    Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

       At September 30, 2006, the net unrealized appreciation on investments based on cost of $173,463,332 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost.                                             $30,714,566

       Aggregate gross unrealized depreciation For all
       investments in which there is an excess of tax cost
       over value.                                            (1,807,122)
                                                             -----------
       Net unrealized appreciation                           $28,907,444
                                                             ===========

(c) All or a portion of this security was on loan to brokers at September 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2006 were $42,090,267 and $45,974,771.

(d)    Represents investment of security lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,868,100 or 1.2% of net assets.

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's and GDR's are significantly influenced by trading on exchanges not located in the United States.

Investments as of September 30, 2006 (Unaudited)

                    Holdings at September 30, 2006 as a Percentage of Net Assets
                    Banking                                      13.0%

                    Banks                                         6.3

                    Pharmaceuticals                               5.9

                    Oil & Gas                                     5.8

                    Insurance                                     4.9

                    Telecommunications                            4.7

                    Diversified Financial Services                4.3

                    Food                                          4.2

                    Media                                         3.7

                    Semiconductors                                3.7

                    Electrical Components & Equipment             3.5

                    Chemicals                                     3.1

                    Retail                                        2.6

                    Health Care - Products                        2.4

                    Hand & Machine Tools                          2.2

                    Auto Manufacturers                            2.1

                    Mining                                        2.1

                    Other, less than 2%                          24.0

         IXIS INCOME DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

         Shares Description                                Value (+)
         ------ ----------------------------------------- ----------
         Common Stocks -- 42.1% of Net Assets
                Agriculture -- 0.2%
         2,083  Universal Corp.                           $   76,092
                                                          ----------
                Auto Manufacturers -- 0.4%
         5,054  General Motors Corp.                         168,096
                                                          ----------
                Banks -- 5.2%
         2,237  AmSouth Bancorporation                        64,963
         1,912  Associated Banc Corp.                         62,140
         2,424  Bank of America Corp.                        129,854
         1,357  Bank of Hawaii Corp.                          65,353
         1,374  Bank of New York Co., Inc.                    48,447
         2,058  BB&T Corp.                                    90,099
         2,258  Citizens Banking Corp.                        59,295
         1,238  Colonial BancGroup, Inc.                      30,331
         2,150  Comerica, Inc.                               122,378
         1,647  Compass Bancshares, Inc.                      93,846
         2,898  F N B Corp.                                   48,281
         2,250  Fifth Third Bancorp                           85,680
         2,672  First Horizon National Corp.                 101,563
         2,496  FirstMerit Corp.                              57,832
         1,933  Fulton Financial Corp.                        31,295
         1,878  Huntington Bancshares, Inc.                   44,941
         2,068  KeyCorp                                       77,426
         2,488  National City Corp.                           91,061
         1,669  North Fork Bancorporation, Inc.               47,800
         1,771  PNC Financial Services Group, Inc.           128,291
         1,818  Provident Bankshares Corp.                    67,357
         2,103  Regions Financial Corp.                       77,369
         2,306  Republic Bancorp, Inc.                        30,739
         1,821  Sky Financial Group, Inc.                     45,343
         1,674  Suntrust Banks, Inc.                         129,367
         1,500  Synovus Financial Corp.                       44,055
         1,743  TCF Financial Corp.                           45,823
         2,078  U.S. Bancorp                                  69,031
         2,019  Wachovia Corp.                               112,660
         3,684  Wells Fargo & Co.                            133,287
                                                          ----------
                                                           2,235,907
                                                          ----------
                Beverages -- 0.2%
         1,546  Coca-Cola Co. (The)                           69,075
                                                          ----------
                Chemicals -- 1.1%
         1,738  Dow Chemical Co. (The)                        67,747
         1,987  Eastman Chemical Co.                         107,338
         1,409  Lubrizol Corp.                                64,434
         2,037  Lyondell Chemical Co.                         51,679
         1,874  PPG Industries, Inc.                         125,708
         1,753  RPM International, Inc.                       33,289
         1,653  Sensient Technologies Corp.                   32,349
                                                          ----------
                                                             482,544
                                                          ----------
                Commercial Services -- 0.3%
         2,900  Deluxe Corp.                                  49,590
         1,743  R. R. Donnelley & Sons Co.                    57,449
                                                          ----------
                                                             107,039
                                                          ----------
                Cosmetics & Personal Care -- 0.3%
         1,783  Kimberly Clark Corp.                         116,537
                                                          ----------
                Distribution & Wholesale -- 0.2%
         1,612  Genuine Parts Co.                             69,526
                                                          ----------
                Diversified Financial Services -- 0.5%
         2,072  Citigroup, Inc.                              102,916
         2,010  JPMorgan Chase & Co.                          94,390
         1,457  Waddell & Reed Financial, Inc.                36,061
                                                          ----------
                                                             233,367
                                                          ----------
                Electric -- 3.0%
         2,030  Black Hills Corp.                             68,228
         2,478  Centerpoint Energy, Inc.                      35,485
         2,143  DPL, Inc.                                     58,118
         2,637  DTE Energy Co.                               109,462
         3,438  Duquesne Light Holdings, Inc.                 67,591
         2,910  Energy East Corp.                             69,025
         1,733  Entergy Corp.                                135,573
         1,716  Exelon Corp.                                 103,887
         2,084  Firstenergy Corp.                            116,412
         1,930  FPL Group, Inc.                               86,850
         1,802  MDU Resources Group, Inc.                     40,257
         2,004  Northeast Utilities                           46,633
         2,650  Pinnacle West Capital Corp.                  119,382
         1,782  PNM Resources, Inc.                           49,130
         1,939  PPL Corp.                                     63,793
         2,257  SCANA Corp.                                   90,889
         1,326  Unisource Energy Corp.                        44,196
                                                          ----------
                                                           1,304,911
                                                          ----------
                Electrical Components & Equipment -- 0.3%
         1,304  Emerson Electric Co.                         109,353
                                                          ----------
                Environmental Control -- 0.1%
         1,378  Waste Management, Inc.                        50,545
                                                          ----------
                Food -- 0.3%
         1,542  General Mills, Inc.                           87,277
         2,048  Sara Lee Corp.                                32,912
                                                          ----------
                                                             120,189
                                                          ----------
                Forest Products & Paper -- 0.1%
         1,830  Meadwestvaco Corp.                            48,513
                                                          ----------
                Gas -- 0.8%
         2,492  AGL Resources, Inc.                           90,958
         2,605  Nicor, Inc.                                  111,390
         2,258  Nisource, Inc.                                49,089
         2,330  Oneok, Inc.                                   88,050
                                                          ----------
                                                             339,487
                                                          ----------
                Home Construction -- 0.0%
           375  KB Home                                       16,425
                                                          ----------
                Home Furnishings -- 0.3%
         1,369  La-Z-Boy, Inc.                                19,111
         1,180  Whirlpool Corp.                               99,250
                                                          ----------
                                                             118,361
                                                          ----------
                Household Products & Wares -- 0.2%
         1,602  Avery Dennison Corp.                          96,392
                                                          ----------

Investments as of September 30, 2006 (Unaudited)

       Shares Description                                     Value (+)
       ------ ---------------------------------------------- -----------
              Insurance -- 0.7%
        1,905 Arthur J Gallagher & Co.                       $    50,806
        1,418 Cincinnati Financial Corp.                          68,149
        1,713 Lincoln National Corp.                             106,348
        2,140 Unitrin, Inc.                                       94,524
                                                             -----------
                                                                 319,827
                                                             -----------
              Investment Companies -- 0.5%
        2,989 iShares Dow Jones Select Dividend Index Fund       198,529
                                                             -----------
              Office & Business Equipment -- 0.2%
        1,559 Pitney Bowes, Inc.                                  69,173
                                                             -----------
              Oil & Gas -- 0.5%
        1,722 Chevron Corp.                                      111,689
        1,200 Marathon Oil Corp.                                  92,280
                                                             -----------
                                                                 203,969
                                                             -----------
              Packaging & Containers -- 0.1%
        1,781 Sonoco Products Co.                                 59,913
                                                             -----------
              Pharmaceuticals -- 0.9%
        1,480 Abbott Laboratories                                 71,869
        2,711 Bristol-Myers Squibb Co.                            67,558
        1,587 Eli Lilly & Co.                                     90,459
        2,952 Merck & Co., Inc.                                  123,689
        1,766 Pfizer, Inc.                                        50,084
                                                             -----------
                                                                 403,659
                                                             -----------
              Pipelines -- 0.5%
        1,248 Equitable Resources, Inc.                           43,655
        1,815 Kinder Morgan, Inc.                                190,303
                                                             -----------
                                                                 233,958
                                                             -----------
              Real Estate Investment Trusts -- 23.6%
              REITs - Apartments -- 4.4%
        1,900 Apartment Investment & Management Co., Class A     103,379
        7,100 Archstone-Smith Trust                              386,524
        3,800 AvalonBay Communities, Inc.                        457,520
        3,300 Camden Property Trust                              250,833
        9,900 Equity Residential Properties Trust                500,742
        1,300 Home Properties, Inc.                               74,308
        4,300 United Dominion Realty Trust, Inc.                 129,860
                                                             -----------
                                                               1,903,166
                                                             -----------
              REITs - Diversified -- 1.1%
        2,800 BioMed Realty Trust, Inc.                           84,952
        3,400 Vornado Realty Trust                               370,600
                                                             -----------
                                                                 455,552
                                                             -----------
              REITs - Healthcare -- 0.8%
        3,200 Healthcare Realty Trust, Inc.                      122,912
        5,100 Nationwide Health Properties, Inc.                 136,374
        6,000 Omega Healthcare Investors, Inc.                    90,060
                                                             -----------
                                                                 349,346
                                                             -----------
              REITs - Hotels -- 1.9%
        2,500 Ashford Hospitality Trust                           29,825
        6,900 Hilton Hotels Corp.                                192,165
        1,200 Hospitality Properties Trust                        56,640
       17,100 Host Hotels & Resorts                              392,103
        1,100 Strategic Hotels & Resorts, Inc.                    21,868
        2,600 Starwood Hotels & Resorts Worldwide, Inc.          148,694
                                                             -----------
                                                                 841,295
                                                             -----------
              REITs - Industrial -- 3.1%
        3,500 AMB Property Corp.                                 192,885
        2,800 Duke Realty Corp.                                  104,580
        2,100 First Potomac Realty Trust                          63,462
        7,300 Liberty Property Trust                             348,867
        9,400 ProLogis                                           536,364
        1,800 PS Business Parks, Inc.                            108,540
                                                             -----------
                                                               1,354,698
                                                             -----------
              REITs - Office -- 4.3%
        5,600 Boston Properties, Inc.                            578,704
        6,700 Brandywine Realty Trust, Inc.                      218,085
        6,700 Brookfield Properties Corp.                        236,644
        2,500 Corporate Office Properties Trust                  111,900
        1,300 Digital Realty Trust, Inc.                          40,716
        4,000 Equity Office Properties Trust                     159,040
        4,700 Highwoods Properties, Inc.                         174,887
        2,200 Kilroy Realty Corp.                                165,748
        1,400 Mack-Cali Realty Corp.                              72,520
        3,800 Trizec Properties, Inc.                            109,858
                                                             -----------
                                                               1,868,102
                                                             -----------
              REITs - Regional Malls -- 3.3%
        6,000 General Growth Properties, Inc.                    285,900
        2,200 Macerich Co. (The)                                 167,992
        8,800 Simon Property Group, Inc.                         797,456
        3,800 Taubman Centers, Inc.                              168,796
                                                             -----------
                                                               1,420,144
                                                             -----------
              REITs - Shopping Centers -- 2.9%
        6,400 Developers Diversified Realty Corp.                356,864
        3,300 Federal Realty Investment Trust                    245,190
        4,700 Kimco Realty Corp.                                 201,489
        3,300 Kite Realty Group Trust                             56,232
        1,800 Pan Pacific Retail Properties, Inc.                124,956
        3,600 Regency Centers Corp.                              247,536
                                                             -----------
                                                               1,232,267
                                                             -----------
              REITs - Storage -- 1.3%
        5,200 Extra Space Storage, Inc.                           90,012
        4,956 Public Storage, Inc.                               426,166
        1,200 U-Store-It Trust                                    25,752
                                                             -----------
                                                                 541,930
                                                             -----------
              REITs - Triple Net Lease -- 0.5%
        2,300 iStar Financial, Inc.                               95,910
        1,900 Realty Income Corp.                                 46,949
        5,300 Spirit Finance Corp.                                61,533
                                                             -----------
                                                                 204,392
                                                             -----------
              Total Real Estate Investment Trusts             10,170,892
                                                             -----------

Investments as of September 30, 2006 (Unaudited)

  Shares     Description                                                     Value (+)
------------ ------------------------------------------------------------- -----------
             Retail -- 0.0%
       2,239 Pier 1 Imports, Inc.                                          $    16,613
                                                                           -----------
             Savings & Loans -- 0.7%
       1,537 Astoria Financial Corp.                                            47,370
       3,096 New York Community Bancorp, Inc.                                   50,713
       1,602 People's Bank                                                      63,455
       1,923 Washington Federal, Inc.                                           43,152
       2,515 Washington Mutual, Inc.                                           109,327
                                                                           -----------
                                                                               314,017
                                                                           -----------
             Telecommunications -- 0.5%
       3,032 AT&T, Inc.                                                         98,722
       2,453 BellSouth Corp.                                                   104,866
                                                                           -----------
                                                                               203,588
                                                                           -----------
             Tobacco -- 0.4%
       2,461 Altria Group, Inc.                                                188,390
                                                                           -----------
             Total Common Stocks
             (Identified Cost $17,003,046)                                  18,144,887
                                                                           -----------

 Principal
  Amount
------------
Bonds and Notes -- 45.1%

             Aerospace & Defense -- 0.1%
$     70,000 Bombardier, Inc., 144A,
             7.450%, 5/01/2034                                                  60,288
                                                                           -----------
             Airlines -- 0.0%
       2,505 Continental Airlines, Inc., Series 1999-1, Class C,
             6.954%, 8/02/2009                                                   2,398
      16,196 Continental Airlines, Inc., Series 2000-2, Class B,
             8.307%, 4/02/2018                                                  15,711
                                                                           -----------
                                                                                18,109
                                                                           -----------
             Automotive -- 0.4%
      15,000 Cummins, Inc.,
             7.125%, 3/01/2028                                                  15,356
      30,000 Ford Motor Co.,
             6.375%, 2/01/2029                                                  21,938
      45,000 GMAC LLC, (MTN),
             6.750%, 12/01/2014                                                 43,931
      40,000 Goodyear Tire & Rubber Co.,
             7.000%, 3/15/2028                                                  33,500
      65,000 Goodyear Tire & Rubber Co.,
             7.857%, 8/15/2011                                                  63,213
      10,000 Goodyear Tire & Rubber Co.,
             9.000%, 7/01/2015                                                  10,150
                                                                           -----------
                                                                               188,088
                                                                           -----------
             Banking -- 0.7%
 110,000,000 Barclays Financial LLC, 144A,
             4.060%, 9/16/2010 (KRW)                                           115,376
 123,800,000 Barclays Financial LLC, 144A,
             4.420%, 3/23/2009 (KRW) (b)                                       130,800
      35,000 Wells Fargo & Co.,
             5.239%, 5/01/2033(b)                                               35,361
                                                                           -----------
                                                                               281,537
                                                                           -----------
             Brokerage -- 0.1%
      20,000 Goldman Sachs Group, Inc.,
             4.750%, 7/15/2013                                                  19,205
      10,000 JPMorgan Chase & Co.,
             5.125%, 9/15/2014                                                   9,806
      10,000 Merrill Lynch & Co., Inc., (MTN),
             4.500%, 11/04/2010                                                  9,793
                                                                           -----------
                                                                                38,804
                                                                           -----------
             Chemicals -- 0.2%
      45,000 Borden, Inc.,
             7.875%, 2/15/2023                                                  36,900
      20,000 Borden, Inc.,
             9.200%, 3/15/2021                                                  18,600
      25,000 Hercules, Inc., Subordinated Note,
             6.500%, 6/30/2029                                                  20,156
                                                                           -----------
                                                                                75,656
                                                                           -----------
             Construction Machinery -- 0.3%
      50,000 Case Corp.,
             7.250%, 1/15/2016                                                  50,438
      65,000 United Rentals North America, Inc., Senior Subordinated Note,
             7.000%, 2/15/2014                                                  61,100
                                                                           -----------
                                                                               111,538
                                                                           -----------
             Consumer Products -- 0.0%
      20,000 Hasbro, Inc., Senior Debenture,
             6.600%, 7/15/2028                                                  19,906
                                                                           -----------
             Electric -- 0.9%
      20,000 Dominion Resources, Inc.,
             5.000%, 3/15/2013                                                  19,291
      60,000 Dominion Resources, Inc., Senior Note, Series B,
             5.950%, 6/15/2035                                                  58,260
      55,000 Dynegy Holdings, Inc.,
             7.125%, 5/15/2018                                                  50,325
     100,000 Dynegy Holdings, Inc.,
             7.625%, 10/15/2026                                                 91,250
      70,000 Exelon Generation Co. LLC,
             5.350%, 1/15/2014                                                  68,947
      20,000 NGC Corp. Capital Trust I, Series B,
             8.316%, 6/01/2027                                                  18,200
      75,000 Nisource Finance Corp.,
             3.200%, 11/01/2006                                                 74,863
                                                                           -----------
                                                                               381,136
                                                                           -----------
             Entertainment -- 0.3%
      70,000 Time Warner, Inc.,
             6.625%, 5/15/2029                                                  69,985
      35,000 Time Warner, Inc.,
             6.950%, 1/15/2028                                                  36,076

Investments as of September 30, 2006 (Unaudited)

Principal
 Amount   Description                                                              Value (+)
--------- ---------------------------------------------------------------------- -----------
          Entertainment -- continued
$ 35,000  Viacom, Inc., 144A,
          6.875%, 4/30/2036                                                      $   34,601
                                                                                 ----------
                                                                                    140,662
                                                                                 ----------
          Finance Other -- 0.2%
  65,000  Berkshire Hathaway Finance Corp.,
          4.125%, 1/15/2010                                                          63,149
                                                                                 ----------
          Healthcare -- 0.5%
   5,000  HCA, Inc.,
          6.500%, 2/15/2016                                                           4,000
  25,000  HCA, Inc.,
          7.050%, 12/01/2027                                                         17,941
   5,000  HCA, Inc.,
          7.500%, 12/15/2023                                                          3,877
 190,000  HCA, Inc.,
          7.500%, 11/06/2033                                                        148,200
   5,000  HCA, Inc., (MTN),
          7.580%, 9/15/2025                                                           3,854
  10,000  HCA, Inc.,
          7.690%, 6/15/2025                                                           7,806
  30,000  HCA, Inc., (MTN),
          7.750%, 7/15/2036                                                          23,235
  10,000  WellPoint, Inc.,
          5.250%, 1/15/2016                                                           9,798
                                                                                 ----------
                                                                                    218,711
                                                                                 ----------
          Home Construction -- 1.3%
  45,000  Centex Corp.,
          5.250%, 6/15/2015                                                          42,040
  25,000  D.R. Horton, Inc., Senior Note,
          5.250%, 2/15/2015                                                          22,825
  30,000  D.R. Horton, Inc., Guaranteed Note,
          5.625%, 1/15/2016                                                          27,873
  55,000  K. Hovnanian Enterprises, Inc., Senior Note,
          6.250%, 1/15/2016                                                          48,400
   5,000  K. Hovnanian Enterprises, Inc., Guaranteed Note,
          6.375%, 12/15/2014                                                          4,475
  20,000  K. Hovnanian Enterprises, Inc., Senior Note,
          6.500%, 1/15/2014                                                          18,300
  20,000  K. Hovnanian Enterprises, Inc.,
          7.500%, 5/15/2016                                                          18,675
  30,000  KB Home, Senior Note,
          5.875%, 1/15/2015                                                          27,058
 105,000  KB Home,
          7.250%, 6/15/2018                                                         100,658
  55,000  Lennar Corp., Series B, Class A, Guaranteed Note,
          5.600%, 5/31/2015                                                          52,305
  10,000  Pulte Homes, Inc.,
          5.200%, 2/15/2015                                                           9,364
  80,000  Pulte Homes, Inc.,
          6.000%, 2/15/2035                                                          72,129
  80,000  Pulte Homes, Inc.,
          6.375%, 5/15/2033                                                          74,860
  25,000  Toll Brothers Financial Corp.,
          5.150%, 5/15/2015                                                          22,222
                                                                                 ----------
                                                                                    541,184
                                                                                 ----------
          Independent Energy -- 0.6%
 140,000  Chesapeake Energy Corp.,
          6.500%, 8/15/2017                                                         131,250
 115,000  XTO Energy, Inc.,
          6.100%, 4/01/2036                                                         113,758
                                                                                 ----------
                                                                                    245,008
                                                                                 ----------
          Insurance -- 0.1%
  55,000  Fund American Cos., Inc.,
          5.875%, 5/15/2013                                                          54,363
                                                                                 ----------
          Media Cable -- 0.7%
  70,000  Comcast Corp.,
          5.650%, 6/15/2035                                                          63,508
  65,000  Comcast Corp.,
          6.450%, 3/15/2037                                                          65,031
  80,000  Comcast Corp.,
          6.500%, 11/15/2035                                                         80,557
  10,000  CSC Holdings, Inc., Senior Note,
          7.625%, 7/15/2018                                                          10,238
  75,000  Shaw Communications, Inc.,
          6.150%, 5/09/2016 (CAD)                                                    66,605
                                                                                 ----------
                                                                                    285,939
                                                                                 ----------
          Media Non-Cable -- 0.3%
  70,000  British Sky Broadcasting Finance PLC, 144A,
          6.500%, 10/15/2035                                                         68,515
  80,000  Intelsat Corp.,
          6.875%, 1/15/2028                                                          70,400
                                                                                 ----------
                                                                                    138,915
                                                                                 ----------
          Mining -- 0.1%
  30,000  Glencore Funding LLC, Guaranteed Note, 144A,
          6.000%, 4/15/2014                                                          28,834
                                                                                 ----------
          Mortgage Related -- 3.1%
 275,000  FHLMC,
          4.375%, 11/16/2007                                                        272,828
 600,000  FHLMC,
          4.625%, 2/21/2008                                                         596,763
 200,000  FNMA,
          2.290%, 2/19/2009 (SGD)                                                   122,461
 370,000  FNMA,
          3.250%, 8/15/2008                                                         358,662
                                                                                 ----------
                                                                                  1,350,714
                                                                                 ----------
          Municipal -- 0.1%
  50,000  Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A,
          7.309%, 6/01/2034                                                          51,724
                                                                                 ----------

Investments as of September 30, 2006 (Unaudited)

Principal
 Amount   Description                                                 Value (+)
--------- --------------------------------------------------------- -----------
          Non Captive Consumer -- 0.6%
 $ 20,000 Capital One Bank,
          5.125%, 2/15/2014                                          $ 19,523
   65,000 Ford Motor Credit Co.,
          5.700%, 1/15/2010                                            60,050
   60,000 General Electric Capital Corp., (MTN),
          4.750%, 9/15/2014                                            58,014
  200,000 General Electric Capital Corp.,
          6.500%, 9/28/2015 (NZD)                                     127,613
                                                                     --------
                                                                      265,200
                                                                     --------
          Packaging & Containers -- 0.1%
   30,000 Owens-Illinois, Inc.,
          7.800%, 5/15/2018                                            28,500
                                                                     --------
          Paper -- 0.7%
   90,000 Abitibi-Consolidated, Inc.,
          7.400%, 4/01/2018                                            73,800
   20,000 Abitibi-Consolidated, Inc.,
          7.500%, 4/01/2028                                            15,800
    5,000 Georgia-Pacific Corp.,
          7.250%, 6/01/2028                                             4,675
   25,000 Georgia-Pacific Corp.,
          7.375%, 12/01/2025                                           23,625
   45,000 Georgia-Pacific Corp.,
          7.750%, 11/15/2029                                           43,200
   55,000 Georgia-Pacific Corp.,
          8.000%, 1/15/2024                                            54,175
   90,000 Georgia-Pacific Corp.,
          8.875%, 5/15/2031                                            93,600
                                                                     --------
                                                                      308,875
                                                                     --------
          Pharmaceuticals -- 0.5%
   95,000 Elan Finance Corp., Senior Note,
          7.750%, 11/15/2011                                           92,506
    5,000 EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
          3.000%, 6/15/2024                                             3,200
    5,000 Invitrogen Corp.,
          1.500%, 2/15/2024                                             4,338
   40,000 Nektar Therapeutics,
          3.250%, 9/28/2012                                            39,100
   50,000 Teva Pharmaceutical Finance LLC,
          6.150%, 2/01/2036                                            48,119
   10,000 Valeant Pharmaceuticals International, Subordinated Note,
          4.000%, 11/15/2013                                            9,388
                                                                     --------
                                                                      196,651
                                                                     --------
          Pipelines -- 0.9%
   25,000 El Paso Energy Corp., (MTN),
          7.750%, 1/15/2032                                            25,625
   20,000 Kinder Morgan Energy Partners, LP, Senior Note,
          5.000%, 12/15/2013                                           18,995
  100,000 Kinder Morgan Energy Partners, LP, Senior Note,
          5.800%, 3/15/2035                                            90,972
   65,000 Kinder Morgan Finance Co., Guaranteed Note,
          5.700%, 1/05/2016                                            60,002
   45,000 Kinder Morgan Finance Co., Guaranteed Note,
          6.400%, 1/05/2036                                            40,295
   25,000 Kinder Morgan, Inc., Senior Note,
          5.150%, 3/01/2015                                            22,464
   35,000 ONEOK Partners, LP,
          6.150%, 10/01/2016                                           35,330
   50,000 Tennessee Gas Pipeline Co., Senior Note,
          7.000%, 10/15/2028                                           49,798
   60,000 Transcontinental Gas Pipe Line Corp.,
          144A, 6.400%, 4/15/2016                                      59,325
                                                                     --------
                                                                      402,806
                                                                     --------
          Real Estate Investment Trusts -- 0.7%
   50,000 Archstone-Smith Trust,
          5.750%, 3/15/2016                                            50,387
   20,000 EOP Operating, LP, Guaranteed Note,
          4.650%, 10/01/2010                                           19,404
  100,000 EOP Operating, LP, Guaranteed Note,
          4.750%, 3/15/2014                                            94,589
   30,000 ERP Operating, LP,
          5.375%, 8/01/2016                                            29,512
   10,000 FelCor Lodging, LP, Senior Note,
          8.500%, 6/01/2011                                            10,588
   95,000 Host Marriott, LP, Guaranteed Note, Series O,
          6.375%, 3/15/2015                                            92,150
   20,000 Simon Property Group, LP,
          4.875%, 8/15/2010                                            19,658
                                                                     --------
                                                                      316,288
                                                                     --------
          Retailers -- 0.4%
   55,000 CVS Corp., Senior Note,
          6.125%, 8/15/2016                                            56,282
   50,000 Dillard's, Inc., Class A,
          7.000%, 12/01/2028                                           45,688
   75,000 Toys R US, Inc.,
          7.375%, 10/15/2018                                           54,281
                                                                     --------
                                                                      156,251
                                                                     --------
          Sovereigns -- 3.9%
  240,000 Kingdom of Norway,
          5.500%, 5/15/2009 (NOK)                                      38,171
  110,000 Kingdom of Norway,
          6.000%, 5/16/2011 (NOK)                                      18,259
  290,000 Province of Manitoba,
          5.750%, 6/02/2008 (CAD)                                     266,335
  290,000 Province of Ontario,
          5.700%, 12/01/2008 (CAD)                                    268,250
  335,000 Queensland Treasury Corp.,
          6.000%, 7/14/2009 (AUD)                                     250,430
  800,000 Republic of Brazil,
          12.500%, 1/05/2016 (BRL)                                    369,314
2,500,000 United Mexican States,
          8.000%, 12/17/2015 (MXN)                                    223,122
  500,000 United Mexican States, Series M-10,
          8.000%, 12/07/2023 (MXN)                                     43,424
                                                                     --------

Investments as of September 30, 2006 (Unaudited)

      Principal
       Amount    Description                                    Value (+)
      ---------  --------------------------------------------- ----------
                 Sovereigns -- continued
      $2,000,000 United Mexican States,
                 9.000%, 12/20/2012 (MXN)                      $  189,103
                                                               ----------
                                                                1,666,408
                                                               ----------
                 Supermarkets -- 0.7%
          40,000 Albertson's, Inc., Series C, (MTN),
                 6.625%, 6/01/2028                                 34,318
          75,000 Albertson's, Inc.,
                 7.450%, 8/01/2029                                 69,470
         170,000 Albertson's, Inc.,
                 7.750%, 6/15/2026                                161,508
          15,000 Albertson's, Inc., Senior Note,
                 8.000%, 5/01/2031                                 14,582
          10,000 Albertson's, Inc., Senior Note,
                 8.700%, 5/01/2030                                 10,083
                                                               ----------
                                                                  289,961
                                                               ----------
                 Technology -- 2.6%
          10,000 Affiliated Computer Services, Inc.,
                 5.200%, 6/01/2015                                  9,225
          70,000 Arrow Electronics, Inc.,
                 6.875%, 6/01/2018                                 71,540
          35,000 Avnet, Inc.,
                 2.000%, 3/15/2034                                 33,337
          55,000 Avnet, Inc.,
                 6.000%, 9/01/2015                                 53,665
          50,000 Corning, Inc.,
                 5.900%, 3/15/2014                                 50,995
          75,000 Corning, Inc.,
                 6.200%, 3/15/2016                                 76,718
          65,000 Corning, Inc.,
                 7.250%, 8/15/2036                                 69,227
          45,000 JDS Uniphase Corp.,
                 Zero Coupon, 11/15/2010                           40,894
          15,000 Kulicke & Soffa Industries, Inc.,
                 1.000%, 6/30/2010                                 14,138
         285,000 Lucent Technologies, Inc.,
                 6.450%, 3/15/2029                                253,650
          75,000 Nortel Networks Corp.,
                 4.250%, 9/01/2008                                 71,625
          25,000 Nortel Networks Corp.,
                 6.875%, 9/01/2023                                 20,625
         140,000 Nortel Networks, Ltd., 144A,
                 10.125%, 7/15/2013                               147,700
          40,000 Northern Telecom Capital Corp.,
                 7.875%, 6/15/2026                                 34,800
         170,000 Xerox Corp.,
                 6.400%, 3/15/2016                                169,150
                                                               ----------
                                                                1,117,289
                                                               ----------
                 Treasuries -- 21.9%
         148,640 U.S. Treasury Bond,
                 2.000%, 1/15/2026(c)                             142,555
         318,419 U.S. Treasury Bond
                 2.375%, 1/15/2025(c)                             323,544
         647,634 U.S. Treasury Bond,
                 3.375%, 4/15/2032(c)                             804,154
       1,250,000 U.S. Treasury Bond,
                 4.500%, 2/15/2036                              1,197,754
         785,000 U.S. Treasury Bond,
                 5.375%, 2/15/2031                                847,861
         381,264 U.S. Treasury Note,
                 0.875%, 4/15/2010(c)                             361,292
         245,074 U.S. Treasury Note,
                 1.625%, 1/15/2015(c)                             233,108
         527,064 U.S. Treasury Note
                 1.875%, with various maturities to 2015(c)(d)    511,860
         674,460 U.S. Treasury Note
                 2.000%, with various maturities to 2016(c)(d)    660,925
         133,258 U.S. Treasury Note,
                 2.375%, 4/15/2011(c)                             133,398
         211,569 U.S. Treasury Note,
                 2.500%, 7/15/2016(c)                             215,800
         482,899 U.S. Treasury Note
                 3.000%, with various maturities to 2012(c)(d)    492,495
          91,668 U.S. Treasury Note,
                 3.375%, 1/15/2012(c)                              96,488
         151,974 U.S. Treasury Note,
                 3.500%, 1/15/2011(c)                             159,181
         113,345 U.S. Treasury Note,
                 3.625%, 1/15/2008(c)                             114,253
         148,874 U.S. Treasury Note,
                 3.875%, 1/15/2009(c)                             153,149
         697,212 U.S. Treasury Note
                 4.250%, with various maturities to 2015(c)(d)    691,573
         910,000 U.S. Treasury Note,
                 4.625%, 9/30/2008                                908,933
       1,000,000 U.S. Treasury Note,
                 5.000%, 7/31/2008                              1,004,688
         760,000 U.S. Treasury STRIPS,
                 Zero Coupon, 8/15/2019                           410,696
                                                               ----------
                                                                9,463,707
                                                               ----------
                 Wireless -- 0.1%
          50,000 Sprint Capital Corp.,
                 6.875%, 11/15/2028                                50,673
                                                               ----------
                 Wirelines -- 2.0%
          30,000 AT&T, Inc.,
                 6.150%, 9/15/2034                                 29,043
          25,000 AT&T, Inc.,
                 6.500%, 3/15/2029                                 24,662
          60,000 BellSouth Corp.,
                 6.000%, 11/15/2034                                56,320
         100,000 Level 3 Communications, Inc.,
                 2.875%, 7/15/2010                                100,875
           5,000 Level 3 Communications, Inc.,
                 6.000%, 9/15/2009                                  4,494
          50,000 Level 3 Communications, Inc., Senior Note,
                 11.500%, 3/01/2010                                51,375
         160,000 Qwest Capital Funding, Inc., Guaranteed Note,
                 6.500%, 11/15/2018                               144,800

Investments as of September 30, 2006 (Unaudited)

 Principal
  Amount   Description                                                                         Value (+)
---------- --------------------------------------------------------------------------------- -----------
           Wirelines - continued
  $  5,000 Qwest Capital Funding, Inc., Guaranteed Note,
           6.875%, 7/15/2028                                                                 $     4,475
    15,000 Qwest Capital Funding, Inc., Guaranteed Note,
           7.625%, 8/03/2021                                                                      14,531
    60,000 Qwest Capital Funding, Inc.,
           7.750%, 2/15/2031                                                                      57,900
   130,000 Qwest Corp.,
           6.875%, 9/15/2033                                                                     118,625
    40,000 Qwest Corp., 144A,
           7.500%, 10/01/2014                                                                     41,300
   100,000 Telefonica Emisiones SAU, Guaranteed Note,
           7.045%, 6/20/2036                                                                     105,533
    85,000 Verizon Global Funding Corp., Senior Note,
           5.850%, 9/15/2035                                                                      80,083
    15,000 Verizon Maryland, Inc., Series B, Senior Note,
           5.125%, 6/15/2033                                                                      12,165
    30,000 Verizon New York, Inc., Series B,
           7.375%, 4/01/2032                                                                      31,270
                                                                                             -----------
                                                                                                 877,451
                                                                                             -----------
           Total Bonds and Notes
           (Identified Cost $19,219,629)                                                      19,434,325
                                                                                             -----------

  Shares
----------
Preferred Stocks -- 0.1%

           Consumer Products -- 0.0%
       625 Newell Financial Trust I                                                               28,594
                                                                                             -----------
           Electric -- 0.0%
       300 AES Trust III, Convertible                                                             14,670
                                                                                             -----------
           Pipelines -- 0.1%
       850 El Paso Energy Capital Trust I                                                         31,645
                                                                                             -----------
           Total Preferred Stocks
           (Identified Cost $71,073)                                                              74,909
                                                                                             -----------

Principal
Amount(e)
----------
Short-Term Investments -- 10.1%
$4,375,684 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated
           9/29/2006 at 3.450% to be repurchased at $4,376,942 on 10/02/2006, collateralized by $510,000 U.S. Treasury Note, 4.875% due 5/31/2011 valued at $533,041 and collateralized by $1,060,000 U.S. Treasury Note, 4.000% due 4/15/2010 valued at
           $1,079,632 and collateralized by $510,000 U.S. Treasury Note, 4.000% due
           6/15/2009 valued at $513,976 and collateralized by $2,385,000 U.S. Treasury Note,
           4.000% due 4/15/2010 valued at $2,429,172, with accrued interest (e)                4,375,684
                                                                                             -----------
           Total Investments -- 97.4%
           (Identified Cost $40,669,432(a)                                                    42,029,805
           Other assets less liabilities--2.6%                                                 1,112,810
                                                                                             -----------
           Total Net Assets -- 100%                                                          $43,142,615
                                                                                             ===========

Investments as of September 30, 2006 (Unaudited)

+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have in the Fund's financial statement disclosures.

    The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Portfolio's investments in REITs. Amortization of premium on debt securities in excluded for tax purposes.):

    At September 30, 2006, the net unrealized appreciation on investments based on cost of $40,677,168 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value
          of tax cost                                      $1,494,279

          Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value                                    (141,642)
                                                           ----------
          Net unrealized appreciation                      $1,352,637
                                                           ==========

(b) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

Investments as of September 30, 2006 (Unaudited)

(c)      Treasury Inflation Protected Security (TIPS).

(d) All separate investments in United States Treasury Notes which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $686,739 or 1.6% of net assets.

FHLMC    Federal Home Loan Mortgage Corporation

FNMA     Federal National Mortgage Association

MTN      Medium Term Note

REITs    Real Estate Investment Trusts

STRIPS   Separate Trading of Registered Interest and Principal of Securities

       Key to Abbreviations:

AUD    Australian Dollar

BRL    Brazilian Real

CAD    Canadian Dollar

KRW    South Korean Won

MXN    Mexican Peso

NOK    Norwegian Krone

NZD    New Zealand Dollar

SGD    Singapore Dollar

                       HOLDINGS AT SEPTEMBER 30, 2006 AS

                          A PERCENTAGE OF NET ASSETS

                 Real Estate Investment Trusts           24.3%

                 Treasuries                              21.9

                 Banks                                    5.2

                 Electric                                 3.9

                 Sovereigns                               3.9

                 Mortgage Related                         3.1

                 Technology                               2.6

                 Wirelines                                2.0

                 Other, less than 2% each                20.4

          IXIS U.S. DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

       Shares  Description                                    Value (+)
       ------  --------------------------------------------- -----------
       Common Stocks -- 97.6% of Net Assets

               Advertising -- 0.0%
         2,200 Interpublic Group of Co., Inc. (The)(a)(b)    $    21,780
                                                             -----------
               Aerospace & Defense -- 2.2%
        60,200 Honeywell International, Inc.                   2,462,180
        14,500 Lockheed Martin Corp.                           1,247,870
       107,400 Raytheon Co.                                    5,156,274
        49,125 Rockwell Collins, Inc.(b)                       2,694,015
        20,600 United Technologies Corp.                       1,305,010
                                                             -----------
                                                              12,865,349
                                                             -----------
               Apparel -- 0.6%
        37,500 Guess ?, Inc.(a)(b)                             1,819,875
        66,025 Hanesbrands, Inc.(a)                            1,486,223
                                                             -----------
                                                               3,306,098
                                                             -----------
               Athletic Footwear -- 0.7%
        48,400 NIKE, Inc., Class B                             4,240,808
                                                             -----------
               Banks -- 4.2%
        54,800 Bank of America Corp.                           2,935,636
        74,175 BOK Financial Corp.                             3,901,605
       129,150 Colonial BancGroup, Inc.                        3,164,175
        49,105 Dearborn Bancorp, Inc.(a)(b)                    1,167,717
        67,925 East West Bancorp, Inc.                         2,690,509
        56,000 Mellon Financial Corp.                          2,189,600
        41,400 Northern Trust Corp.                            2,419,002
        87,325 Security Bank Corp.(b)                          1,974,418
        24,900 State Street Corp.                              1,553,760
       102,500 Superior Bancorp(a)(b)                          1,178,750
        49,200 U.S. Bancorp                                    1,634,424
                                                             -----------
                                                              24,809,596
                                                             -----------
               Beverages -- 1.5%
        40,100 Coca-Cola Co. (The)                             1,791,668
        23,200 Diageo PLC, Sponsored ADR                       1,648,128
        36,900 Hansen Natural Corp.(a)(b)                      1,198,512
        69,325 Pepsi Bottling Group, Inc. (The)                2,461,038
        23,300 PepsiCo, Inc.                                   1,520,558
                                                             -----------
                                                               8,619,904
                                                             -----------
               Biotechnology -- 1.2%
        27,700 Amgen, Inc.(a)                                  1,981,381
        35,400 Celgene Corp.(a)(b)                             1,532,820
        31,100 Genentech, Inc.(a)                              2,571,970
         5,400 Genzyme Corp.(a)                                  364,338
        24,425 Vertex Pharmaceuticals, Inc.(a)(b)                821,901
                                                             -----------
                                                               7,272,410
                                                             -----------
               Building Materials -- 0.8%
       177,225 Comfort Systems USA, Inc.                       2,030,999
        51,100 Texas Industries, Inc.(b)                       2,660,266
                                                             -----------
                                                               4,691,265
                                                             -----------
               Chemicals -- 2.7%
        33,500 Air Products & Chemicals, Inc.                  2,223,395
        51,775 Airgas, Inc.                                    1,872,702
       129,025 Chemtura Corp.                                  1,118,647
        36,125 Cytec Industries, Inc.                          2,008,188
        85,200 Dow Chemical Co. (The)                          3,321,096
        57,700 Ecolab, Inc.                                    2,470,714
        46,000 Praxair, Inc.(b)                                2,721,360
                                                             -----------
                                                              15,736,102
                                                             -----------
               Commercial Services -- 3.3%
        16,335 Avis Budget Group, Inc.                           298,767
        20,450 Corporate Executive Board Co.                   1,838,660
       110,900 Exponent, Inc.(a)(b)                            1,848,703
        42,325 FTI Consulting, Inc.(a)(b)                      1,060,665
        75,000 Interactive Data Corp.(a)                       1,496,250
       173,300 Live Nation, Inc.(a)(b)                         3,538,786
        37,400 Paychex, Inc.                                   1,378,190
        82,050 Pharmaceutical Product Development, Inc.        2,928,364
       130,125 Rent-A-Center, Inc.(a)                          3,811,361
        40,875 Sotheby's                                       1,317,810
                                                             -----------
                                                              19,517,556
                                                             -----------
               Computers -- 4.2%
        87,050 Cognizant Technology Solutions Corp.(a)         6,446,923
       301,500 Dell, Inc.(a)                                   6,886,260
       208,500 Hewlett-Packard Co.                             7,649,865
       743,000 Sun Microsystems, Inc.(a)                       3,692,710
                                                             -----------
                                                              24,675,758
                                                             -----------
               Cosmetics & Personal Care -- 1.0%
        68,050 Alberto-Culver Co.                              3,442,650
        39,400 Procter & Gamble Co.                            2,442,012
                                                             -----------
                                                               5,884,662
                                                             -----------
               Diversified Financial Services -- 8.1%
        92,800 American Express Co.                            5,204,224
        19,625 BlackRock, Inc., Class A(b)                     2,924,125
       119,300 Charles Schwab Corp. (The)                      2,135,470
         7,975 Chicago Mercantile Exchange Holdings, Inc.(b)   3,814,044
       141,600 Citigroup, Inc.                                 7,033,272
        17,600 Franklin Resources, Inc.                        1,861,200
        23,775 IntercontinentalExchange, Inc.(a)               1,784,789
        18,850 International Securities Exchange, Inc.           883,876
       193,800 JPMorgan Chase & Co.                            9,100,848
        94,300 Morgan Stanley                                  6,875,413
        56,050 Nasdaq Stock Market, Inc.(a)                    1,694,952
        94,200 Nuveen Investments, Class A(b)                  4,825,866
                                                             -----------
                                                              48,138,079
                                                             -----------
               Electric -- 2.2%
        89,175 AES Corp. (The)(a)                              1,818,278
        34,041 Allete, Inc.                                    1,479,081
       202,900 CMS Energy Corp.(a)                             2,929,876
        80,475 MDU Resources Group, Inc.                       1,797,812
        76,600 NRG Energy, Inc.(a)(b)                          3,469,980
        73,675 Portland General Electric Co.(b)                1,798,407
                                                             -----------
                                                              13,293,434
                                                             -----------

Investments as of September 30, 2006 (Unaudited)

         Shares    Description                                   Value (+)
      ------------ ------------------------------------------- -----------
                   Electrical Components & Equipment -- 1.3%
            69,925 AMETEK, Inc.                                $ 3,045,234
            28,100 Emerson Electric Co.                          2,356,466
            58,075 General Cable Corp.(a)                        2,219,046
                                                               -----------
                                                                 7,620,746
                                                               -----------
                   Electronics -- 1.8%
            64,325 Amphenol Corp., Class A                       3,983,647
           135,025 Avnet, Inc.(a)                                2,649,191
            43,350 Mettler Toledo International, Inc.(a)         2,867,602
            74,700 PerkinElmer, Inc.                             1,414,071
                                                               -----------
                                                                10,914,511
                                                               -----------
                   Energy-Alternate Sources -- 0.2%
            41,900 Suntech Power Holdings Co., Ltd., ADR(a)(b)   1,082,277
                                                               -----------
                   Engineering & Construction -- 0.8%
             8,700 Fluor Corp.                                     668,943
             7,000 Jacobs Engineering Group, Inc.(a)               523,110
            42,925 McDermott International, Inc.(a)              1,794,265
            28,375 Washington Group International, Inc.          1,670,153
                                                               -----------
                                                                 4,656,471
                                                               -----------
                   Entertainment -- 0.3%
            43,200 International Game Technology                 1,792,800
                                                               -----------
                   Environmental Control -- 0.7%
            51,500 Nalco Holding Co.(a)(b)                         953,780
            44,800 Stericycle, Inc.(a)(b)                        3,126,592
                                                               -----------
                                                                 4,080,372
                                                               -----------
                   Food -- 0.5%
            46,050 Performance Food Group Co.(a)(b)              1,293,545
            82,925 Spartan Stores, Inc.                          1,401,432
                                                               -----------
                                                                 2,694,977
                                                               -----------
                   Forest Products & Paper -- 0.4%
            69,688 Potlatch Corp.(b)                             2,585,425
                                                               -----------
                   Gas -- 1.1%
            53,500 Oneok, Inc.                                   2,021,765
           178,000 UGI Corp.                                     4,352,100
                                                               -----------
                                                                 6,373,865
                                                               -----------
                   Health Care - Products -- 2.4%
            29,000 Alcon, Inc.                                   3,320,500
            18,700 Baxter International, Inc.                      850,102
            53,525 Beckman Coulter, Inc.                         3,080,899
            27,475 C.R. Bard, Inc.                               2,060,625
            25,850 Hologic, Inc.(a)                              1,124,992
            15,625 Intuitive Surgical, Inc.(a)                   1,647,656
            33,700 Johnson & Johnson                             2,188,478
                                                               -----------
                                                                14,273,252
                                                               -----------
                   Health Care - Services -- 2.4%
            37,400 Covance, Inc.(a)                              2,482,612
            44,050 Humana, Inc.(a)                               2,911,264
             8,800 Laboratory Corp. of America Holdings(a)         577,016
             9,300 Quest Diagnostics, Inc.                         568,788
            87,125 Triad Hospitals, Inc.(a)                      3,836,114
            48,200 WellPoint, Inc.(a)                            3,713,810
                                                               -----------
                                                                14,089,604
                                                               -----------
                   Home Builders -- 0.8%
            28,000 Lennar Corp., Class A                         1,267,000
            57,700 Pulte Homes, Inc.                             1,838,322
            44,900 Winnebago Industries(b)                       1,408,962
                                                               -----------
                                                                 4,514,284
                                                               -----------
                   Household Products & Wares -- 1.6%
            57,225 Church & Dwight Co., Inc.(b)                  2,238,070
            46,100 Fortune Brands, Inc.                          3,462,571
           181,800 Fossil, Inc.(a)(b)                            3,915,972
                                                               -----------
                                                                 9,616,613
                                                               -----------
                   Insurance -- 2.6%
            38,100 Aflac, Inc.                                   1,743,456
           243,525 AmCOMP, Inc.(a)                               2,367,063
            65,125 Assurant, Inc.                                3,478,326
            21,200 MGIC Investment Corp.                         1,271,364
            25,175 Navigators Group, Inc.(a)                     1,208,652
            74,075 Protective Life Corp.                         3,388,931
            60,600 United Fire & Casualty Co.                    1,896,780
                                                               -----------
                                                                15,354,572
                                                               -----------
                   Internet -- 3.0%
           118,550 Akamai Technologies, Inc.(a)(b)               5,926,315
            16,200 CheckFree Corp.(a)                              669,384
             6,400 Google, Inc., Class A(a)                      2,572,160
            81,300 McAfee, Inc.(a)(b)                            1,988,598
           217,375 NetRatings, Inc.(a)(b)                        3,093,246
            30,700 WebEx Communications, Inc.(a)(b)              1,197,914
            83,100 Yahoo!, Inc.(a)                               2,100,768
                                                               -----------
                                                                17,548,385
                                                               -----------
                   Iron & Steel -- 0.2%
            30,975 Chaparral Steel Co.(a)                        1,055,009
                                                               -----------
                   Leisure Time -- 1.8%
           138,000 Carnival Corp.                                6,490,140
            63,900 Harley-Davidson, Inc.(b)                      4,009,725
                                                               -----------
                                                                10,499,865
                                                               -----------
                   Lodging & Gaming -- 0.4%
            80,120 Wyndham Worldwide Corp.(a)                    2,240,956
                                                               -----------
                   Machinery - Diversified -- 1.0%
            95,925 Albany International Corp., Class A           3,052,333
           107,875 Wabtec Corp.                                  2,926,649
                                                               -----------
                                                                 5,978,982
                                                               -----------
                   Manufacturing -- 0.5%
            65,000 Actuant Corp., Class A(b)                     3,256,500
                                                               -----------

Investments as of September 30, 2006 (Unaudited)

       Shares    Description                                       Value (+)
    ------------ ----------------------------------------------- -----------
                 Media -- 3.9%
          30,805 Liberty Media Corp. - Capital Series A(a)       $ 2,574,374
         419,800 Time Warner, Inc.                                 7,652,954
         182,500 Viacom, Inc., Class B(a)                          6,785,350
         198,900 Walt Disney Co. (The)                             6,147,999
                                                                 -----------
                                                                  23,160,677
                                                                 -----------
                 Metal Fabricate & Hardware -- 0.6%
          57,100 Precision Castparts Corp.                         3,606,436
                                                                 -----------
                 Miscellaneous - Manufacturing -- 2.4%
         132,800 General Electric Co.                              4,687,840
          25,500 ITT Industries, Inc.                              1,307,385
          42,600 Pall Corp.(b)                                     1,312,506
         257,400 Tyco International, Ltd.                          7,204,626
                                                                 -----------
                                                                  14,512,357
                                                                 -----------
                 Office & Business Equipment -- 0.3%
         112,600 Xerox Corp.(a)                                    1,752,056
                                                                 -----------
                 Office Furnishings -- 0.5%
         246,314 Interface, Inc., Class A(a)                       3,172,524
                                                                 -----------
                 Oil & Gas -- 0.9%
          95,150 Denbury Resources, Inc.(a)                        2,749,835
          47,775 Southwestern Energy Co.(a)                        1,427,039
          18,300 Transocean, Inc.(a)                               1,340,109
                                                                 -----------
                                                                   5,516,983
                                                                 -----------
                 Oil & Gas Services -- 2.1%
          16,200 Baker Hughes, Inc.                                1,104,840
          28,175 FMC Technologies, Inc.(a)                         1,512,998
          44,800 Grant Prideco, Inc.(a)                            1,703,744
          37,100 Halliburton Co.                                   1,055,495
          53,900 Helix Energy Solutions Group, Inc.(a)(b)          1,800,260
          32,400 National Oilwell Varco, Inc.(a)                   1,897,020
          21,200 Schlumberger, Ltd.                                1,315,036
          28,450 Universal Compression Holdings, Inc.(a)           1,520,652
          16,300 Weatherford International, Ltd.(a)                  680,036
                                                                 -----------
                                                                  12,590,081
                                                                 -----------
                 Pharmaceuticals -- 3.7%
          32,400 Abbott Laboratories                               1,573,344
          18,325 Allergan, Inc.                                    2,063,578
          26,600 Amylin Pharmaceuticals, Inc.(a)(b)                1,172,262
          29,325 Express Scripts, Inc.(a)                          2,213,744
          66,000 GlaxoSmithKline PLC (GBP)                         1,757,239
          11,400 GlaxoSmithKline PLC, Sponsored ADR                  606,822
          54,650 Hospira, Inc.(a)                                  2,091,455
          41,200 Medco Health Solutions, Inc.(a)                   2,476,532
          37,500 Novartis AG (CHF)                                 2,189,212
          10,400 Novartis AG, Sponsored ADR                          607,776
           6,700 Roche Holding AG (CHF)                            1,158,415
         180,000 Schering-Plough Corp.                             3,976,200
                                                                 -----------
                                                                  21,886,579
                                                                 -----------
                 Pipelines -- 0.2%
          12,425 Questar Corp.                                     1,015,992
                                                                 -----------
                 Real Estate -- 1.2%
          31,600 Jones Lang LaSalle, Inc.                          2,701,168
         102,312 Realogy Corp.(a)                                  2,320,436
          59,375 Trammell Crow Co.(a)(b)                           2,167,781
                                                                 -----------
                                                                   7,189,385
                                                                 -----------
                 REITs - Financial Services -- 0.4%
          63,850 CBL & Associates Properties, Inc.(b)              2,675,954
                                                                 -----------
                 REITs - Shopping Centers -- 0.6%
          62,225 Developers Diversified Realty Corp.               3,469,666
                                                                 -----------
                 Restaurants -- 1.7%
         220,100 McDonald's Corp.                                  8,610,312
          28,100 Yum! Brands, Inc.                                 1,462,605
                                                                 -----------
                                                                  10,072,917
                                                                 -----------
                 Retail -- 7.4%
           8,400 Abercrombie & Fitch Co., Class A                    583,632
          67,500 American Eagle Outfitters, Inc.                   2,958,525
          46,675 AnnTaylor Stores Corp.(a)                         1,953,815
         145,950 Applebee's International, Inc.(b)                 3,139,384
          23,500 Best Buy Co., Inc.                                1,258,660
          90,925 CEC Entertainment, Inc.(a)                        2,865,047
          44,850 Circuit City Stores, Inc.                         1,126,184
          74,000 CVS Corp.                                         2,376,880
          50,575 GameStop Corp., Class A(a)(b)                     2,340,611
         136,400 Home Depot, Inc.                                  4,947,228
          18,300 Kohl's Corp.(a)                                   1,188,036
          73,600 Limited Brands, Inc.                              1,949,664
          73,225 Petsmart, Inc.                                    2,031,994
         102,150 Staples, Inc.                                     2,485,309
          79,900 Starbucks Corp.(a)                                2,720,595
          34,900 Target Corp.                                      1,928,225
         128,800 Wal-Mart Stores, Inc.                             6,352,416
          27,550 Wendy's International, Inc.                       1,845,850
                                                                 -----------
                                                                  44,052,055
                                                                 -----------
                 Savings & Loans -- 1.0%
         136,600 Washington Mutual, Inc.                           5,938,002
                                                                 -----------
                 Semiconductors -- 2.9%
          38,650 FormFactor, Inc.(a)                               1,628,325
         381,400 Intel Corp.                                       7,845,398
          54,775 Linear Technology Corp.                           1,704,598
         273,025 ON Semiconductor Corp.(a)(b)                      1,605,387
         137,500 Texas Instruments, Inc.                           4,571,875
                                                                 -----------
                                                                  17,355,583
                                                                 -----------
                 Software -- 3.5%
         135,000 BEA Systems, Inc.(a)                              2,052,000
          31,675 Citrix Systems, Inc.(a)                           1,146,952
          27,850 Dun & Bradstreet Corp.(a)                         2,088,471
          86,700 Fidelity National Information Services, Inc.(b)   3,207,900

Investments as of September 30, 2006 (Unaudited)

  Shares    Description                                                                          Value (+)
----------- --------------------------------------------------------------------------------- ------------
            Software - continued
     37,100 Infosys Technologies, Ltd., Sponsored ADR(b)                                      $  1,770,783
     55,675 Intuit, Inc.(a)                                                                      1,786,611
    101,600 Oracle Corp.(a)                                                                      1,802,384
     53,150 Salesforce.com, Inc.(a)(b)                                                           1,907,022
     32,600 SAP AG, Sponsored ADR(b)                                                             1,613,700
     39,900 Satyam Computer Services, Ltd.(b)                                                    1,543,731
     80,175 Sybase, Inc.(a)                                                                      1,943,442
                                                                                              ------------
                                                                                                20,862,996
                                                                                              ------------
            Telecommunications -- 4.8%
    106,100 ADTRAN, Inc.                                                                         2,529,424
     80,525 American Tower Corp., Class A(a)                                                     2,939,163
    130,900 Cisco Systems, Inc.(a)                                                               3,010,700
    109,300 Corning, Inc.(a)                                                                     2,668,013
     80,350 Embarq Corp.                                                                         3,886,529
     67,325 Harris Corp.                                                                         2,995,289
     41,125 Leap Wireless International, Inc.(a)                                                 1,994,151
     79,200 Motorola, Inc.                                                                       1,980,000
     68,575 NII Holdings, Inc., Class B(a)                                                       4,262,622
     55,000 QUALCOMM, Inc.                                                                       1,999,250
                                                                                              ------------
                                                                                                28,265,141
                                                                                              ------------
            Tobacco -- 0.2%
     18,400 Altria Group, Inc.                                                                   1,408,520
                                                                                              ------------
            Transportation -- 2.8%
     52,975 Expeditors International of Washington, Inc.                                         2,361,626
    154,025 Horizon Lines, Inc., Class A(b)                                                      2,572,217
    151,475 Laidlaw International, Inc.                                                          4,139,812
     83,700 Union Pacific Corp.                                                                  7,365,600
                                                                                              ------------
                                                                                                16,439,255
                                                                                              ------------
            Total Common Stocks
            (Identified Cost $491,910,052)                                                     578,245,426
                                                                                              ------------

Short-Term Investments -- 16.1%
  Shares/
 Principal
  Amount
-----------
 71,892,978 State Street Securities Lending Quality Trust(c)                                    71,892,978
$23,507,703 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated
            9/29/06 at 3.450% to be repurchased at $23,514,462 on 10/02/06, collateralized by
            $3,670,000 U.S. Treasury Bond, 7.875% due 2/15/2021 valued at $4,886,203;
            collateralized by $6,520,000 U.S. Treasury Bond, 7.875% due 2/15/2021 valued at
            $8,680,665; collateralized by $6,060,000 U.S. Treasury Note, 4.000% due
            6/15/2009 valued at $6,107,241, and collateralized by $4,505,000 U.S. Treasury
            Note, 4.000% due 6/15/2009 valued at $4,540,119, including accrued interest (e)     23,507,703
                                                                                              ------------
            Total Short-Term Investments
            (Identified Cost $95,400,681)                                                       95,400,681
                                                                                              ------------
            Total Investments -- 113.7%
            (Identified Cost $587,310,733)(d)                                                  673,646,107
            Other assets less liabilities--(13.7)%                                             (80,914,261)
                                                                                              ------------
            Total Net Assets -- 100%                                                          $592,731,846
                                                                                              ============

Investments as of September 30, 2006 (Unaudited)

+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b) All or a portion of this security was on loan to brokers at September 30, 2006. The Portfolio has entered into an agreement with State Street Bank, as agent of the Portfolio, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Portfolio invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Portfolio and State Street Bank as lending agent. The Portfolio bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the remainder allocated between the Portfolio and State Street Bank as lending agent. The Portfolio bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Portfolio with respect to such loans at September 30, 2006 were $69,507,243 and $71,892,978.

(c) Represents investment of security lending collateral.

Investments as of September 30, 2006 (Unaudited)

(d) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

       At September 30, 2006, the net unrealized appreciation on investments based on cost of $587,310,733 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                              $ 96,441,681

      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                             (10,106,307)
                                                            ------------

      Net unrealized appreciation                           $ 86,335,374
                                                            ============

       At December 31, 2005, the Fund had a capital loss carryover of approximately $139,477,241 of which $77,008,343 expires on December 31, 2009 and $62,468,898 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(e) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

REITs  Real Estate Investment Trusts

       Key to Abbreviations:

CHF    Swiss Franc

GBP    British Pound

                       HOLDINGS AT SEPTEMBER 30, 2006 AS

                          A PERCENTAGE OF NET ASSETS

                      Diversified Financial Services  8.1%

                      Retail                          7.4

                      Telecommunications              4.8

                      Banks                           4.2

                      Computers                       4.2

                      Media                           3.9

                      Pharmaceuticals                 3.7

                      Software                        3.5

                      Commercial Services             3.3

                      Internet                        3.0

                      Semiconductors                  2.9

                      Transportation                  2.8

                      Chemicals                       2.7

                      Insurance                       2.6

                      Health Care - Products          2.4

                      Health Care - Services          2.4

                      Miscellaneous - Manufacturing   2.4

                      Aerospace & Defense             2.2

                      Electric                        2.2

                      Oil & Gas Services              2.1

                      Other, less than 2% each       26.8

                  IXIS VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

         Shares Description                                 Value (+)
         ------ ------------------------------------------ -----------
         Common Stocks -- 96.1% of Net Assets

                Aerospace & Defense -- 2.5%
          5,100 Boeing Co. (The)                           $   402,135
          6,100 General Dynamics Corp.                         437,187
         13,700 Northrop Grumman Corp.                         932,559
         17,600 Raytheon Co.(c)                                844,976
          6,550 United Technologies Corp.                      414,942
                                                           -----------
                                                             3,031,799
                                                           -----------
                Banks -- 5.9%
         21,575 Bank of America Corp.                        1,155,773
          9,125 BOK Financial Corp.                            479,975
          6,700 Comerica, Inc.                                 381,364
         51,250 Mellon Financial Corp.                       2,003,875
         12,200 National City Corp.                            446,520
         49,425 U.S. Bancorp(c)                              1,641,898
         30,975 Wells Fargo & Co.                            1,120,676
                                                           -----------
                                                             7,230,081
                                                           -----------
                Beverages -- 1.6%
          3,800 Anheuser-Busch Cos., Inc.                      180,538
          7,400 Coca-Cola Enterprises, Inc.                    154,142
          9,000 Molson Coors Brewing Co.                       620,100
          8,200 PepsiAmericas, Inc.                            174,988
         11,975 PepsiCo, Inc.                                  781,488
                                                           -----------
                                                             1,911,256
                                                           -----------
                Biotechnology -- 0.6%
         10,625 Amgen, Inc.(a)                                 760,006
                                                           -----------
                Building Materials -- 0.3%
         16,625 Lennox International, Inc.                     380,713
                                                           -----------
                Chemicals -- 1.7%
         16,825 Agrium, Inc.                                   454,107
         12,100 E.I. Du Pont de Nemours & Co.                  518,364
         11,875 Praxair, Inc.                                  702,525
          7,900 Sherwin-Williams Co. (The)                     440,662
                                                           -----------
                                                             2,115,658
                                                           -----------
                Commercial Services -- 1.0%
          8,050 Apollo Group, Inc., Class A(a)(c)              396,382
         11,350 Aramark Corp., Class B                         372,961
         10,925 Equifax, Inc.                                  401,057
                                                           -----------
                                                             1,170,400
                                                           -----------
                Computers -- 4.5%
         70,000 Dell, Inc.(a)                                1,598,800
         87,625 Hewlett-Packard Co.                          3,214,961
          8,175 International Business Machines Corp.          669,860
                                                           -----------
                                                             5,483,621
                                                           -----------
                Cosmetics & Personal Care -- 0.1%
          4,200 Estee Lauder Cos., Inc., (The), Class A(c)     169,386
                                                           -----------
                Distribution & Wholesale -- 0.3%
          6,825 WESCO International, Inc.(a)                   396,055
                                                           -----------
                Diversified Financial Services -- 13.8%
         18,675 American Express Co.                         1,047,294
          9,800 Ameriprise Financial, Inc.                     459,620
          7,325 Capital One Financial Corp.                    576,185
         23,825 CIT Group, Inc.                              1,158,610
         60,683 Citigroup, Inc.                              3,014,125
          6,000 Goldman Sachs Group, Inc.                    1,015,020
         11,400 Janus Capital Group, Inc.                      224,808
         87,375 JPMorgan Chase & Co.                         4,103,130
         10,450 Lehman Brothers Holdings, Inc.                 771,837
         20,525 Merrill Lynch & Co., Inc.                    1,605,465
         39,975 Morgan Stanley                               2,914,577
                                                           -----------
                                                            16,890,671
                                                           -----------
                Electric -- 2.0%
         11,675 Entergy Corp.                                  913,335
         10,175 Exelon Corp.                                   615,995
          6,000 IDACORP, Inc.(c)                               226,860
         11,500 NRG Energy, Inc.(a)(c)                         520,950
          3,000 TXU Corp.                                      187,560
                                                           -----------
                                                             2,464,700
                                                           -----------
                Electronics -- 0.5%
          6,400 Agilent Technologies, Inc.(a)                  209,216
         34,525 Flextronics International, Ltd.(a)(c)          436,396
                                                           -----------
                                                               645,612
                                                           -----------
                Engineering & Construction -- 0.9%
         30,950 ABB, Ltd., ADR                                 407,921
         16,175 Chicago Bridge & Iron Co., N.V.                389,170
          9,125 Foster Wheeler, Ltd.(a)(c)                     352,134
                                                           -----------
                                                             1,149,225
                                                           -----------
                Environmental Control -- 0.3%
          8,075 Waste Connections, Inc.(a)(c)                  306,123
                                                           -----------
                Food -- 0.3%
          5,800 Kraft Foods, Inc., Class A(c)                  206,828
          1,900 Safeway, Inc.                                   57,665
          2,200 Smithfield Foods, Inc.(a)                       59,444
                                                           -----------
                                                               323,937
                                                           -----------
                Forest Products & Paper -- 0.0%
          2,500 Louisiana-Pacific Corp.                         46,925
                                                           -----------
                Gas -- 0.1%
          3,700 Southwest Gas Corp.                            123,284
                                                           -----------
                Hand & Machine Tools -- 0.5%
          8,400 Black & Decker Corp. (The)                     666,540
                                                           -----------
                Health Care - Capital Equipment -- 0.3%
         11,700 Applera Corp. - Applied Biosystems Group       387,387
                                                           -----------
                Health Care - Products -- 3.2%
         32,200 Baxter International, Inc.                   1,463,812
          7,375 Beckman Coulter, Inc.(c)                       424,505
          2,700 Becton Dickinson & Co.                         190,809
         29,200 Boston Scientific Corp.(a)                     431,868

Investments as of September 30, 2006 (Unaudited)

        Shares  Description                                   Value (+)
        ------  -------------------------------------------- ----------
                Health Care - Products - continued
         22,000 Johnson & Johnson                            $1,428,680
                                                             ----------
                                                              3,939,674
                                                             ----------
                Health Care - Services -- 0.7%
          5,600 Aetna, Inc.                                     221,480
          5,100 Apria Healthcare Group, Inc.(a)(c)              100,674
            700 Humana, Inc.(a)                                  46,263
          6,600 Laboratory Corp. of America Holdings(a)         432,762
                                                             ----------
                                                                801,179
                                                             ----------
                Home Builders -- 1.0%
         28,000 Lennar Corp., Class A(c)                      1,267,000
                                                             ----------
                Home Furnishings -- 0.3%
          5,000 Whirlpool Corp.(c)                              420,550
                                                             ----------
                Household Products & Wares -- 0.3%
          7,975 Scotts Miracle-Gro Co., Class A(c)              354,808
                                                             ----------
                Insurance -- 4.1%
         17,400 Allstate Corp. (The)                          1,091,502
         13,325 American International Group, Inc.              882,914
            215 Berkshire Hathaway, Inc., Class B(a)            682,410
          3,400 CIGNA Corp.                                     395,488
          2,800 Genworth Financial, Inc., Class A(c)             98,028
          3,900 Hartford Financial Services Group, Inc.         338,325
         10,700 Loews Corp.                                     405,530
          1,000 MGIC Investment Corp.                            59,970
          3,750 Old Republic International Corp.                 83,063
         12,800 Prudential Financial, Inc.                      976,000
                                                             ----------
                                                              5,013,230
                                                             ----------
                Iron & Steel -- 0.6%
          2,900 Nucor Corp.(c)                                  143,521
         10,400 Schnitzer Steel Industries, Inc., Class A(c)    328,016
          3,800 United States Steel Corp.(c)                    219,184
                                                             ----------
                                                                690,721
                                                             ----------
                Leisure Time -- 1.9%
         38,000 Carnival Corp.                                1,787,140
          7,725 Harley-Davidson, Inc.(c)                        484,744
                                                             ----------
                                                              2,271,884
                                                             ----------
                Lodging -- 0.2%
          5,500 Marriott International, Inc., Class A           212,520
                                                             ----------
                Media -- 6.7%
         50,000 Cablevision Systems Corp., Class A            1,135,500
         17,250 Comcast Corp., Class A(a)                       635,662
         35,925 DIRECTV Group, Inc. (The)(a)                    707,004
         12,550 EchoStar Communications Corp., Class A(a)       410,887
         10,898 Liberty Global, Inc., Class A(a)(c)             280,515
         11,052 Liberty Global, Inc., Class C(a)                276,963
         11,000 Liberty Media Corp. - Capital Series A(a)       919,270
         33,875 News Corp., Inc., Class A                       665,644
        170,825 Time Warner, Inc.(c)                          3,114,140
                                                             ----------
                                                              8,145,585
                                                             ----------
                Mining -- 0.0%
            800 Newmont Mining Corp.                             34,200
                                                             ----------
                Miscellaneous - Manufacturing -- 3.9%
         45,100 General Electric Co.                          1,592,030
          9,525 Illinois Tool Works, Inc.                       427,673
          5,100 Parker Hannifin Corp.                           396,423
         84,550 Tyco International, Ltd.                      2,366,554
                                                             ----------
                                                              4,782,680
                                                             ----------
                Office Furnishings -- 0.5%
         13,450 HNI Corp.(c)                                    559,251
                                                             ----------
                Oil & Gas -- 6.5%
          8,300 Anadarko Petroleum Corp.                        363,789
          6,950 ConocoPhillips                                  413,734
         63,825 ExxonMobil Corp.                              4,282,657
          2,700 Marathon Oil Corp.                              207,630
         27,500 Occidental Petroleum Corp.                    1,323,025
         14,075 Southwestern Energy Co.(a)(c)                   420,420
          5,300 Todco, Class A(a)(c)                            183,380
          6,500 Valero Energy Corp.                             334,555
         10,925 XTO Energy, Inc.                                460,270
                                                             ----------
                                                              7,989,460
                                                             ----------
                Oil & Gas Services -- 1.1%
         23,775 Halliburton Co.                                 676,399
         11,525 Schlumberger Ltd.                               714,895
                                                             ----------
                                                              1,391,294
                                                             ----------
                Pharmaceuticals -- 2.8%
         13,425 Abbott Laboratories                             651,918
          8,300 AmerisourceBergen Corp.                         375,160
         18,075 Bristol-Myers Squibb Co.                        450,429
          6,400 Cardinal Health, Inc.(c)                        420,736
          6,500 Hospira, Inc.(a)                                248,755
         12,200 Merck & Co., Inc.                               511,180
         27,450 Pfizer, Inc.                                    778,482
                                                             ----------
                                                              3,436,660
                                                             ----------
                REITs - Diversified -- 0.3%
          1,482 Longview Fibre Co.                               30,114
         16,700 Newkirk Realty Trust, Inc.(c)                   275,216
                                                             ----------
                                                                305,330
                                                             ----------
                REITs - Mortgage -- 0.3%
         13,800 KKR Financial Corp.                             338,652
                                                             ----------
                Restaurants -- 4.4%
         84,750 McDonald's Corp.                              3,315,420
         40,000 Yum! Brands, Inc.                             2,082,000
                                                             ----------
                                                              5,397,420
                                                             ----------

Investments as of September 30, 2006 (Unaudited)

  Shares    Description                                                                         Value (+)
----------- --------------------------------------------------------------------------------- ------------
            Retail -- 5.7%
     17,900 AutoNation, Inc.(a)                                                               $    374,110
      4,775 AutoZone, Inc.(a)                                                                      493,257
     14,175 Federated Department Stores                                                            612,502
     27,500 Gap, Inc. (The)                                                                        521,125
     11,750 Home Depot, Inc.                                                                       426,173
     19,925 Lowe's Cos., Inc.                                                                      559,095
     18,050 Office Depot, Inc.(a)                                                                  716,585
     14,125 OSI Restaurant Partners, Inc.(c)                                                       447,904
     45,000 Tiffany & Co.                                                                        1,494,000
     27,150 Wal-Mart Stores, Inc.                                                                1,339,038
                                                                                              ------------
                                                                                                 6,983,789
                                                                                              ------------
            Savings & Loans -- 1.5%
      1,000 FirstFed Financial Corp.(a)(c)                                                          56,720
      7,225 People's Bank                                                                          286,166
     35,000 Washington Mutual, Inc.                                                              1,521,450
                                                                                              ------------
                                                                                                 1,864,336
                                                                                              ------------
            Semiconductors -- 3.0%
    130,275 Intel Corp.                                                                          2,679,757
     40,000 National Semiconductor Corp.(c)                                                        941,200
                                                                                              ------------
                                                                                                 3,620,957
                                                                                              ------------
            Software -- 2.3%
      8,800 Fiserv, Inc.(a)                                                                        414,392
     10,300 Intuit, Inc.(a)                                                                        330,527
     57,875 Microsoft Corp.                                                                      1,581,724
     29,650 Oracle Corp.(a)                                                                        525,991
                                                                                              ------------
                                                                                                 2,852,634
                                                                                              ------------
            Telecommunications -- 4.3%
     22,300 AT&T, Inc.                                                                             726,088
     37,950 Avaya, Inc.(a)                                                                         434,148
     25,925 BellSouth Corp.                                                                      1,108,294
     10,100 CenturyTel, Inc.                                                                       400,667
     40,525 Cisco Systems, Inc.(a)                                                                 932,075
     11,950 Embarq Corp.(c)                                                                        578,021
     28,425 Motorola, Inc.                                                                         710,625
     19,825 Nokia OYJ, Sponsored ADR                                                               390,354
                                                                                              ------------
                                                                                                 5,280,272
                                                                                              ------------
            Tobacco -- 0.7%
     10,500 Altria Group, Inc.                                                                     803,775
                                                                                              ------------
            Toys, Games & Hobbies -- 0.6%
     33,750 Hasbro, Inc.                                                                           767,812
                                                                                              ------------
            Transportation -- 2.0%
      4,600 Burlington Northern Santa Fe Corp.                                                     337,824
      2,600 FedEx Corp.                                                                            282,568
      3,900 Norfolk Southern Corp.(c)                                                              171,795
      3,000 Overseas Shipholding Group, Inc.(c)                                                    185,310
      7,925 Ryder System, Inc.                                                                     409,564
     12,700 Union Pacific Corp.                                                                  1,117,600
                                                                                              ------------
                                                                                                 2,504,661
                                                                                              ------------
            Total Common Stocks
            (Identified Cost $96,948,873)                                                      117,683,713
                                                                                              ------------

  Shares/
 Principal
  Amount    Description                                                                          Value (+)
 ---------  --------------------------------------------------------------------------------- ------------
Short-Term Investments -- 16.0%
 14,159,748 State Street Securities Lending Quality Trust(d)                                  $ 14,159,748
$ 5,415,978 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated
            9/29/2006 at 3.450% to be repurchased at $5,417,535 on 10/02/2006, collateralized by $635,000 U.S. Treasury Bond, 7.875% due 2/15/2021 valued at $845,433 and collateralized by $2,065,000 U.S. Treasury Note, 4.875% due 5/31/2011 valued at
            $2,158,293 and collateralized by $1,640,000 U.S. Treasury Bond, 7.25% due
            8/15/2022 valued at $2,104,193 and collateralized by $470,000 U.S. Treasury Note,
            4.875% due 5/31/2011 valued at $491,234 including accrued interest(e)                5,415,978
                                                                                              ------------
            Total Short-Term Investments
            (Identified Cost $19,575,726)                                                       19,575,726
                                                                                              ------------
            Total Investments -- 112.1%
            (Identified Cost $116,524,599)(b)                                                  137,259,439
            Other assets less liabilities--(12.1)%                                             (14,785,577)
                                                                                              ------------
            Net Assets -- 100%                                                                $122,473,862
                                                                                              ============

Investments as of September 30, 2006 (Unaudited)

(+) Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

    At September 30, 2006, the net unrealized appreciation on investments based on cost of $116,524,599 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost.                                   $23,006,235

         Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value.                                  (2,271,395)
                                                          -----------
         Net unrealized appreciation                      $20,734,840
                                                          ===========

(c) All or a portion of this security was on loan to brokers at September 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2006 were $13,746,876 and $14,159,748.

(d) Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements.

Investments as of September 30, 2006 (Unaudited)

       It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

REITs  Real Estate Investment Trusts

                       HOLDINGS AT SEPTEMBER 30, 2006 AS

                          A PERCENTAGE OF NET ASSETS

                      Diversified Financial Services 13.8%

                      Media                           6.7

                      Oil & Gas                       6.5

                      Banks                           5.9

                      Retail                          5.7

                      Computers                       4.5

                      Restaurants                     4.4

                      Telecommunications              4.3

                      Insurance                       4.1

                      Miscellaneous - Manufacturing   3.9

                      Health Care - Products          3.2

                      Semiconductors                  3.0

                      Pharmaceuticals                 2.8

                      Aerospace & Defense             2.5

                      Software                        2.3

                      Electric                        2.0

                      Transportation                  2.0

                      Other, less than 2% each       18.5

        VAUGHAN NELSON SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

        Shares  Description                                  Value (+)
        ------  ------------------------------------------- -----------
        Common Stocks -- 92.2% of Net Assets

                Aerospace & Defense -- 6.6%
         37,845 Alliant Techsystems, Inc.(b)(c)             $ 3,067,716
         47,075 DRS Technologies, Inc.(c)                     2,055,765
         33,375 Esterline Technologies Corp.(b)(c)            1,126,740
         59,837 Moog, Inc., Class A(b)(c)                     2,073,950
                                                            -----------
                                                              8,324,171
                                                            -----------
                Banks -- 2.7%
         52,676 MB Financial, Inc.(c)                         1,942,164
          9,500 PrivateBancorp, Inc.(c)                         434,340
         57,755 UCBH Holdings, Inc.(c)                        1,008,402
                                                            -----------
                                                              3,384,906
                                                            -----------
                Building Materials -- 2.1%
        114,850 Lennox International, Inc.(c)                 2,630,065
                                                            -----------
                Chemicals -- 1.3%
         29,625 Cytec Industries, Inc.(c)                     1,646,854
                                                            -----------
                Commercial Services -- 10.7%
         93,140 Aaron Rents, Inc.(c)                          2,140,357
         61,325 ACE Cash Express, Inc.(b)(c)                  1,833,004
         55,800 Dollar Thrifty Automotive Group, Inc.(b)(c)   2,487,006
         80,310 McGrath Rentcorp(c)                           2,055,936
         33,530 Monro Muffler, Inc.(c)                        1,140,355
         13,025 On Assignment, Inc.(b)(c)                       127,775
         16,350 Strayer Education, Inc.(c)                    1,769,234
         37,245 Team, Inc.(b)(c)                                933,360
         59,625 Universal Technical Institute, Inc.(b)(c)     1,066,691
                                                            -----------
                                                             13,553,718
                                                            -----------
                Computer Services -- 0.5%
         49,125 Tyler Technologies, Inc.(b)(c)                  635,186
                                                            -----------
                Computers -- 1.4%
         35,770 Micros Systems, Inc.(b)(c)                    1,749,868
                                                            -----------
                Cosmetics & Personal Care -- 1.3%
         46,500 Chattem, Inc.(b)                              1,633,080
                                                            -----------
                Distribution & Wholesale -- 2.3%
         32,205 Watsco, Inc.(c)                               1,481,752
         24,370 WESCO International, Inc.(b)(c)               1,414,191
                                                            -----------
                                                              2,895,943
                                                            -----------
                Diversified Financial Services -- 4.4%
         23,325 Affiliated Managers Group, Inc.(b)(c)         2,335,066
         42,874 Financial Federal Corp.(c)                    1,149,023
         70,469 Raymond James Financial, Inc.(c)              2,060,514
                                                            -----------
                                                              5,544,603
                                                            -----------
                Electric -- 2.7%
        107,475 Pike Electric Corp.(b)(c)                     1,601,378
         74,638 Westar Energy, Inc.(c)                        1,754,739
                                                            -----------
                                                              3,356,117
                                                            -----------
                Electrical Components & Equipment -- 1.0%
         33,525 General Cable Corp.(b)(c)                     1,280,990
                                                            -----------
                Engineering & Construction -- 1.0%
         59,900 Dycom Industries, Inc.(b)(c)                  1,287,850
                                                            -----------
                Environmental Control -- 2.6%
         85,510 Waste Connections, Inc.(b)(c)                 3,241,684
                                                            -----------
                Food -- 0.9%
         33,500 Corn Products International, Inc.(c)          1,090,090
                                                            -----------
                Health Care - Products -- 0.9%
         44,221 Medical Action Industries, Inc.(b)(c)         1,189,103
                                                            -----------
                Health Care - Services -- 7.9%
         18,300 Amedisys, Inc.(b)(c)                            725,961
         82,787 Healthcare Services Group, Inc.(c)            2,082,921
         78,300 LHC Group, Inc.(b)(c)                         1,747,656
         72,425 Pediatrix Medical Group, Inc.(b)(c)           3,302,580
         47,085 Triad Hospitals, Inc.(b)(c)                   2,073,152
                                                            -----------
                                                              9,932,270
                                                            -----------
                Home Builders -- 0.4%
         13,300 M/I Homes, Inc.(c)                              470,155
                                                            -----------
                Household Products & Wares -- 1.4%
         39,950 Scotts Miracle-Gro Co. (The), Class A(c)      1,777,375
                                                            -----------
                Insurance -- 5.6%
        100,612 HCC Insurance Holdings, Inc.(c)               3,308,123
         49,725 Hilb, Rogal & Hobbs Co.(c)                    2,120,771
         53,970 United Fire & Casualty Co.(c)                 1,689,261
                                                            -----------
                                                              7,118,155
                                                            -----------
                Internet -- 0.5%
         46,075 Vignette Corp.(b)(c)                            623,856
                                                            -----------
                Iron & Steel -- 0.7%
         41,787 Gibraltar Industries, Inc.(c)                   926,836
                                                            -----------
                Machinery - Diversified -- 2.9%
         27,775 Briggs & Stratton Corp.(c)                      765,201
         29,900 IDEX Corp.(c)                                 1,287,195
         41,415 Nordson Corp.(c)                              1,650,802
                                                            -----------
                                                              3,703,198
                                                            -----------
                Manufacturing -- 1.3%
         34,075 Actuant Corp., Class A(c)                     1,707,157
                                                            -----------
                Mining -- 0.5%
        182,100 Birch Mountain Resources, Ltd.(b)(c)            637,350
                                                            -----------
                Miscellaneous - Manufacturing -- 0.8%
        106,425 Jacuzzi Brands, Inc.(b)(c)                    1,063,186
                                                            -----------
                Oil & Gas -- 3.1%
         59,925 Arena Resources, Inc.(b)(c)                   1,924,791
         95,125 Gulfport Energy Corp.(b)(c)                   1,102,498

Investments as of September 30, 2006 (Unaudited)

    Shares    Description                                                                         Value (+)
------------- --------------------------------------------------------------------------------- ------------
              Oil & Gas - continued
       51,575 Rosetta Resources, Inc.(b)(c)                                                     $    885,543
                                                                                                ------------
                                                                                                   3,912,832
                                                                                                ------------
              Oil & Gas Services -- 2.1%
       13,900 Oil States International, Inc.(b)                                                      382,250
       41,600 Universal Compression Holdings, Inc.(b)(c)                                           2,223,520
                                                                                                ------------
                                                                                                   2,605,770
                                                                                                ------------
              REITs - Hotels -- 1.7%
       70,200 Ashford Hospitality Trust, Inc.(c)                                                     837,486
       87,775 Highland Hospitality Corp.(c)                                                        1,257,816
                                                                                                ------------
                                                                                                   2,095,302
                                                                                                ------------
              REITs - Mortgage -- 2.4%
      198,800 MFA Mortgage Investments, Inc.                                                       1,481,060
       30,645 Redwood Trust, Inc.(c)                                                               1,543,589
                                                                                                ------------
                                                                                                   3,024,649
                                                                                                ------------
              Retail -- 8.3%
       41,925 First Cash Financial Services, Inc.(b)(c)                                              863,236
       38,175 Guitar Center, Inc.(b)(c)                                                            1,705,659
       40,975 Regis Corp.(c)                                                                       1,468,954
       75,377 Sonic Corp.(b)(c)                                                                    1,704,274
       20,175 Stage Stores, Inc.(c)                                                                  591,934
      144,375 Triarc Cos., Inc., Class B(c)                                                        2,182,950
       83,025 United Auto Group, Inc.(c)                                                           1,942,785
                                                                                                ------------
                                                                                                  10,459,792
                                                                                                ------------
              Savings & Loans -- 1.2%
      107,110 BankAtlantic Bancorp, Inc., Class A(c)                                               1,523,104
                                                                                                ------------
              Semiconductors -- 1.1%
       48,225 ATMI, Inc.(b)(c)                                                                     1,401,901
                                                                                                ------------
              Software -- 2.1%
       27,625 Blackbaud, Inc.(c)                                                                     607,474
       50,300 Reynolds & Reynolds Co. (The), Class A                                               1,987,353
                                                                                                ------------
                                                                                                   2,594,827
                                                                                                ------------
              Telecommunications -- 1.4%
      134,825 Tekelec(b)(c)                                                                        1,747,332
                                                                                                ------------
              Transportation -- 3.2%
       69,250 Arlington Tankers, Ltd.(c)                                                           1,562,280
       31,360 Genesee & Wyoming, Inc., Class A(b)(c)                                                 728,179
       40,705 Landstar System, Inc.                                                                1,738,104
                                                                                                ------------
                                                                                                   4,028,563
                                                                                                ------------
              Trucking & Leasing -- 1.2%
       20,310 AMERCO, Inc.(b)(c)                                                                   1,505,987
                                                                                                ------------
              Total Common Stocks
              (Identified Cost $104,555,479)                                                     116,303,825
                                                                                                ------------
Exchange Traded Funds -- 3.0%
       50,566 iShares Russell 2000 Value Index Fund(c) (Identified Cost $3,621,161)                3,729,243
                                                                                                ------------

   Shares/
  Principal
   Amount
-------------
Short-Term Investments -- 29.8%
   31,455,567 State Street Securities Lending Quality Trust(d)                                    31,455,567
$   6,186,725 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated
              9/29/2006 at 3.450% to be repurchased at $6,188,504 on 10/02/2006, collateralized by $4,780,000 U.S. Treasury Bond, 7.875% due 2/15/2021 valued at $6,364,046,
              including accrued interest(e)                                                        6,186,725
                                                                                                ------------
              Total Short-Term Investments
              (Identified Cost $37,642,292)                                                       37,642,292
                                                                                                ------------
              Total Investments -- 125.0%
              (Identified Cost $145,818,932)(a)                                                  157,675,360
              Other assets less liabilities--(25.0)%                                             (31,512,329)
                                                                                                ------------
              Total Net Assets -- 100%                                                          $126,163,031
                                                                                                ============

Investments as of September 30, 2006 (Unaudited)

(+) Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

    At September 30, 2006, the net unrealized appreciation on investments based on cost of $145,818,932 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost.                                   $ 15,156,585

         Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value.                                   (3,300,157)
                                                          ------------
         Net unrealized appreciation                      $ 11,856,428
                                                          ============

    At December 31, 2005, the Fund had a capital loss carryover of approximately $29,274,100 of which $1,984,150 expires on December 31, 2009 and $27,289,950 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) Non-income producing security.

(c) All or a portion of this security was on loan to brokers at September 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2006 were $30,466,080 and $31,455,567.

Investments as of September 30, 2006 (Unaudited)

(d)    Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

REITs  Real Estate Investment Trusts

                       HOLDINGS AT SEPTEMBER 30, 2006 AS

                          A PERCENTAGE OF NET ASSETS

                  Commercial services                    10.7%

                  Retail                                  8.3

                  Health Care - Services                  7.9

                  Aerospace & Defense                     6.6

                  Insurance                               5.6

                  Diversified Financial Services          4.4

                  REITs                                   4.1

                  Transportation                          3.2

                  Oil & Gas                               3.1

                  Exchange Traded Funds                   3.0

                  Machinery - Diversified                 2.9

                  Banks                                   2.7

                  Electric                                2.7

                  Environmental Control                   2.6

                  Distribution & Wholesale                2.3

                  Building Materials                      2.1

                  Oil & Gas Services                      2.1

                  Software                                2.1

                  Other, less than 2% each               18.8

           WESTPEAK CAPITAL GROWTH FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

          Shares Description                                Value (+)
          ------ ----------------------------------------- ----------
          Common Stocks -- 99.6% of Net Assets

                 Aerospace & Defense -- 5.6%
          20,100 Boeing Co. (The)                          $1,584,885
          10,000 Lockheed Martin Corp.                        860,600
          14,100 Raytheon Co.                                 676,941
                                                           ----------
                                                            3,122,426
                                                           ----------
                 Agriculture -- 1.4%
          16,600 Monsanto Co.                                 780,366
                                                           ----------
                 Beverages -- 1.6%
          11,400 Anheuser-Busch Cos., Inc.                    541,614
          10,300 Pepsi Bottling Group, Inc. (The)             365,650
                                                           ----------
                                                              907,264
                                                           ----------
                 Biotechnology -- 3.4%
          26,000 Amgen, Inc.(a)                             1,859,780
                                                           ----------
                 Building Materials -- 1.1%
          10,000 NCI Building Systems, Inc.(a)(c)             581,700
                                                           ----------
                 Computers -- 6.7%
           5,300 Affiliated Computer Services, Inc.(a)        274,858
          40,100 Hewlett-Packard Co.                        1,471,269
          23,600 International Business Machines Corp.      1,933,784
                                                           ----------
                                                            3,679,911
                                                           ----------
                 Distribution & Wholesale -- 2.9%
          16,500 Tech Data Corp.(a)                           602,745
          17,600 WESCO International, Inc.(a)               1,021,328
                                                           ----------
                                                            1,624,073
                                                           ----------
                 Diversified Financial Services -- 8.0%
          29,400 American Express Co.                       1,648,752
           9,300 Goldman Sachs Group, Inc.                  1,573,281
          16,600 Lehman Brothers Holdings, Inc.             1,226,076
                                                           ----------
                                                            4,448,109
                                                           ----------
                 Electrical Components & Equipment -- 1.2%
           7,800 Emerson Electric Co.                         654,108
                                                           ----------
                 Electronics -- 1.7%
          28,100 Agilent Technologies, Inc.(a)                918,589
                                                           ----------
                 Engineering & Construction -- 1.9%
          19,700 Granite Construction, Inc.(c)              1,050,995
                                                           ----------
                 Food -- 1.3%
          16,600 HJ Heinz Co.                                 696,038
                                                           ----------
                 Health Care - Products -- 4.3%
          14,600 Becton Dickinson & Co.                     1,031,782
          11,900 IDEXX Laboratories, Inc.(a)                1,084,566
           4,300 Johnson & Johnson                            279,242
                                                           ----------
                                                            2,395,590
                                                           ----------
                 Health Care - Services -- 4.2%
          19,000 Humana, Inc.(a)                            1,255,710
          18,100 Universal Health Services, Inc., Class B   1,084,733
                                                           ----------
                                                            2,340,443
                                                           ----------
                 Internet -- 1.9%
          50,900 VeriSign, Inc.(a)(c)                       1,028,180
                                                           ----------
                 Machinery - Construction & Mining -- 1.1%
          13,300 Terex Corp.(a)                               601,426
                                                           ----------
                 Machinery - Diversified -- 0.8%
           7,600 Rockwell Automation, Inc.                    441,560
                                                           ----------
                 Media -- 1.1%
          10,100 McGraw-Hill Cos., Inc.                       586,103
                                                           ----------
                 Mining -- 0.3%
           3,700 Newmont Mining Corp.                         158,175
                                                           ----------
                 Miscellaneous - Manufacturing -- 6.2%
          65,200 General Electric Co.                       2,301,560
          17,000 Illinois Tool Works, Inc.                    763,300
           4,500 Parker Hannifin Corp.                        349,785
                                                           ----------
                                                            3,414,645
                                                           ----------
                 Oil & Gas -- 7.4%
          16,400 EOG Resources, Inc.(c)                     1,066,820
          18,500 ExxonMobil Corp.                           1,241,350
          13,800 Sunoco, Inc.                                 858,222
          27,400 Todco, Class A(a)(c)                         948,040
                                                           ----------
                                                            4,114,432
                                                           ----------
                 Oil & Gas Services -- 0.8%
          10,000 Tidewater, Inc.                              441,900
                                                           ----------
                 Pharmaceuticals -- 5.1%
           7,900 AmerisourceBergen Corp.                      357,080
          17,600 Cardinal Health, Inc.(c)                   1,157,024
          31,300 Merck & Co., Inc.                          1,311,470
                                                           ----------
                                                            2,825,574
                                                           ----------
                 Real Estate -- 0.4%
           8,675 Realogy Corp.(a)                             196,749
                                                           ----------
                 Retail -- 11.3%
          36,800 Dollar Tree Stores, Inc.(a)                1,139,328
          13,800 DSW, Inc., Class A(a)(c)                     434,700
          14,700 J.C. Penney Co., Inc.                      1,005,333
          45,700 Lowe's Cos., Inc.                          1,282,342
          33,400 NBTY, Inc.(a)                                977,618
          10,800 Office Depot, Inc.(a)                        428,760
          29,300 Starbucks Corp.(a)                           997,665
                                                           ----------
                                                            6,265,746
                                                           ----------
                 Semiconductors -- 6.2%
          75,300 Intel Corp.                                1,548,921
          26,800 Micron Technology, Inc.(a)                   466,320
          43,100 Texas Instruments, Inc.                    1,433,075
                                                           ----------
                                                            3,448,316
                                                           ----------

Investments as of September 30, 2006 (Unaudited)

  Shares    Description                                                                          Value (+)
----------- ---------------------------------------------------------------------------------- -----------
            Software -- 4.7%
     22,200 Fiserv, Inc.(a)                                                                    $ 1,045,398
     57,000 Microsoft Corp.                                                                      1,557,810
                                                                                               -----------
                                                                                                 2,603,208
                                                                                               -----------
            Tobacco -- 1.1%
      8,200 Altria Group, Inc.                                                                     627,710
                                                                                               -----------
            Toys, Games & Hobbies -- 1.8%
     41,600 Marvel Entertainment, Inc.(a)(c)                                                     1,004,224
                                                                                               -----------
            Transportation -- 4.1%
     14,700 Arkansas Best Corp.(c)                                                                 632,541
     11,000 Burlington Northern Santa Fe Corp.                                                     807,840
     18,700 Norfolk Southern Corp.                                                                 823,735
                                                                                               -----------
                                                                                                 2,264,116
                                                                                               -----------
            Total Common Stocks
            (Identified Cost $51,688,985)                                                       55,081,456
                                                                                               -----------

  Shares/
 Principal
  Amount
-----------
Short-Term Investments -- 13.8%
  7,030,681 State Street Securities Lending Quality Trust(d)                                     7,030,681
$   610,454 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated
            9/29/2006 at 3.450% to be repurchased at $610,630 on 10/02/2006, collateralized by
            $645,000 U.S. Treasury Note, 4.000% due 2/15/2014 valued at $627,360, including
            accrued interest (e)                                                                   610,454
                                                                                               -----------
            Total Short-Term Investments
            (Identified Cost $7,641,135)                                                         7,641,135
                                                                                               -----------
            Total Investments -- 113.4%
            (Identified Cost $59,330,120)(b)                                                    62,722,591
            Other assets less liabilities--(13.4)%                                              (7,389,372)
                                                                                               -----------
            Total Net Assets -- 100%                                                           $55,333,219
                                                                                               ===========

(+) Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

    The books and records of the Fund are maintained in U.S. dollars.

Investments as of September 30, 2006 (Unaudited)

    The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

    At September 30, 2006, the net unrealized appreciation on investments based on cost of $59,330,120 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost.                                   $ 4,814,851

         Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value.                                  (1,422,380)
                                                          -----------
         Net unrealized appreciation                      $ 3,392,471
                                                          ===========

    At December 31, 2005, the Fund had a capital loss carryover of approximately $52,097,870 of which $21,116,910 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on
    December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations

    Pursuant to IRS regulations, for the year ended December 31, 2005, the Fund has elected to defer $314,439 of capital losses attributable to Post-October losses.

(c) All or a portion of this security was on loan to brokers at September 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2006 were $6,778,185 and $7,030,681.

(d) Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Investments as of September 30, 2006 (Unaudited)

                   HOLDINGS AT SEPTEMBER 30, 2006 AS
                      A PERCENTAGE OF NET ASSETS
                    Retail                                11.3%

                    Diversified Financial Services         8.0

                    Oil & Gas                              7.4

                    Computers                              6.7

                    Miscellaneous - Manufacturing          6.2

                    Semiconductors                         6.2

                    Aerospace & Defense                    5.6

                    Pharmaceuticals                        5.1

                    Software                               4.7

                    Health Care - Products                 4.3

                    Health Care - Services                 4.2

                    Transportation                         4.1

                    Biotechnology                          3.4

                    Distribution & Wholesale               2.9

                    Other, less than 2% each              19.5

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust I

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  November 28, 2006

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  November 28, 2006